As filed with the Securities and Exchange Commission on March 1, 1999
                                  Registration No. 33-82610


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO. ( )

                       POST-EFFECTIVE AMENDMENT NO. 5 (X)


                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940


                              Amendment No. 17 (X)

                        (Check appropriate box or boxes)

                              MAXIM SERIES ACCOUNT
                           (Exact name of Registrant)
                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                               (Name of Depositor)
                             8515 East Orchard Road
                            Englewood, Colorado 80111
        (Address of Depositor's Principal Executive Officers) (Zip Code)

                      Depositor's Telephone Number, including Area Code:
                                        (800) 537-2033

                               William T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                             8515 East Orchard Road
                            Englewood, Colorado 80111
                     (Name and Address of Agent for Service)

                                    Copy to:
                              James F. Jorden, Esq.
                     Jorden Burt Boros Cicchetti Berenson & Johnson, LLP
                      1025 Thomas Jefferson Street, N.W., Suite 400 East
                           Washington, D.C. 20007-0805

        It is proposed that this filing will become effective (check appropriate space):


                      Immediately  upon filing pursuant to paragraph (b) of Rule
                 485 _ On May 1, 1998, pursuant to paragraph (b) of Rule 485.
                      60 days after filing pursuant to paragraph  (a)(1) of Rule
                 485. X On May 1, 1999 ,  pursuant to  paragraph  (a)(1) of Rule
                 485.

                      75 days after filing pursuant to paragraph  (a)(2) of Rule
                      485. On , pursuant to paragraph (a)(2) of Rule 485.

        If appropriate, check the following:

                      This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              MAXIM SERIES ACCOUNT


                              Cross Reference Sheet
                         Showing Location in Prospectus
                     and Statement of Additional Information
                             As Required by Form N-4

FORM N-4 ITEM                                             PROSPECTUS CAPTION

1.  Cover Page...................................................Cover Page


2.  Definitions                                                  Definitions

3.  Synopsis                                                     Variable Annuity Fee Table;
                                                                 Key Features of the Annuity

4.  Condensed Financial Information                              Condensed Financial
                                                                 Information, Appendix A


5.  General Description of Registrant, Depositor and

      Portfolio Companies                                        Great-West Life & Annuity
                                                                 Insurance Company; Maxim
                                                                 Series Account; Eligible
                                                                 Funds; Voting Rights


6.  Deductions                                                   Charges and Deductions;
                                                                 Distribution of the
                                                                 Contracts


7.  General Description of Variable Annuity Contracts            Key Features of the Annuity

8.  Annuity Period                                               Annuity Commencement Date;
                                                                 Annuity Payment Options


9.  Death Benefit                                                Death Benefit




FORM N-4 ITEM                                             PROSPECTUS CAPTION


10  Purchases and Contract Value                                 Key Features of the
                                                                 Annuity; Applications and
                                                                 Contributions; Annuity
                                                                 Account Value

11.  Redemptions                                                 Cash Withdrawals, Payment
                                                                 Options; Free Look

12.  Taxes                                                       Federal Tax Matters


13.  Legal Proceedings                                           Legal Proceedings

14.  Table of Contents of Statement of Additional Information    Statement of Additional
                                                                 Information





                                                                 STATEMENT OF ADDITIONAL
FORM N-4 ITEM                                                    INFORMATION CAPTION


15.  Cover Page                                                  Cover Page

16.  Table of Contents                                           Table of Contents

17.  General Information and History                             Not Applicable

18.  Services                                                    Custodian and Accountants

19.  Purchase of Securities Being Offered                        Not Applicable

20.  Underwriters                                                Underwriter

21.  Calculation of Performance Data                             Calculation of Performance
                                                                 Data

22.  Annuity Payments                                            Not Applicable

23.  Financial Statements                                        Financial Statements

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                                      Maximum Value Plan
                   An Individual flexible premium deferred variable annuity
                                        Distributed by
                                            BenefitsCorp Equities, Inc.
                                          Issued by
                         Great-West Life & Annuity Insurance Company

Overview
This prospectus describes the Maximum Value Plan--an individual flexible premium deferred annuity contract issued by Great-West Life & Annuity Insurance Company (we, us, Great-West or GWL&A). The Maximum Value Plan provides an annuity insurance contract whose value is based on the investment performance of the Investment Divisions that you select. When you participate in the Maximum Value Plan you are issued a contract, to which we will refer throughout this prospectus as the "Contract."

Who Should Invest
The Contract is designed for investors who are seeking long-term, tax-deferred asset accumulation with a wide range of investment options. The Contract can be used to provide an Individual Retirement Annuity (IRA) or for other long-term investment purposes.

Allocating your money
You can allocate your money among 22 Investment Divisions of Maxim Series Account. Each Investment Division invests all of its assets in one of 22 corresponding mutual funds (Eligible Funds). Each Eligible Fund is offered by one of the following fund families: Maxim Series Fund, Inc., Fidelity Variable Investment Products II Fund, American Century Variable Portfolios, Inc. You can also select a fixed option, in which case your money will be allocated to a Guaranteed Sub-Account. Your interest in a fixed option is not considered a security and is not subject to review by the Securities and Exchange Commission.

Payment Options
The Contract offers a variety of annuity payment options. The annuity payment options you select may be payable on a fixed, variable or a combination basis. Under a variable annuity payment option, annuity payments will continue to reflect the investment performance of the Investment Divisions you select. Payments can be guaranteed for your lifetime, your spouse's and/or beneficiaries' lifetime or for a specified period of time, depending on your needs and circumstances.

For more information, please contact:
Great-West Life & Annuity Insurance Company
8515 East Orchard Road
Englewood, Colorado 80111
800-228-8706

This Prospectus presents important information you should read before purchasing the Contract. Please read it carefully and retain it for future reference. You can find more detailed information about the Contract in the Statement of Additional Information (SAI) dated MONTH X, 1999, which has been filed with the Securities and Exchange Commission. The S AI is incorporated by reference into this prospectus, which means that it is legally a part of this prospectus. The SAI may be obtained without charge by contacting Great-West at the above address or phone number, or, by visiting the Securities and Exchange Commission's web site at www.sec.gov.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of the prospectus.
Any representation to the contrary is a criminal offense.

    The date of this prospectus is Month X, 1999.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with this offering other than those contained in this prospectus, and if given or made, such other information or representations must not be relied upon.
                         The contract is not available in all states.

                                              2

Table of Contents
Definitions...........................................................................3
Key Features of the Contract..........................................................5
Fee Table.............................................................................6
        Eligible Fund Annual Expenses.................................................7
        Examples......................................................................8
Condensed Financial Information.......................................................9
Great-West Life & Annuity Insurance Company and the Series Account....................9
The Eligible Funds...................................................................10
Application and Initial Contributions................................................12
Ongoing Contributions................................................................13
Annuity Account Value................................................................13
Transfers............................................................................14
        Automatic Custom Transfers...................................................14
        Telephone/Internet Transactions..............................................15
Cash Withdrawals.....................................................................16
Death Benefit........................................................................16
Charges and Deductions...............................................................18
Payment Options......................................................................19
        Periodic Payments............................................................19
Annuity Payments.....................................................................20
        Annuity Commencement Date....................................................20
        Annuity Options..............................................................21
        Annuity Payment Options......................................................21
        Variable Annuity Payment Provisions..........................................22
Federal Tax Matters..................................................................23
Assignments or Pledges...............................................................26
Performance Data.....................................................................26
Distribution of the Contracts........................................................29
Voting Rights........................................................................29
Year 2000............................................................................29
Rights Reserved by Great-West........................................................29
Adding and Discontinuing Investment Options..........................................30
Substitution of Investments..........................................................30
Legal Matters........................................................................30
Available Information................................................................31
Appendix A:  Condensed Financial Information.........................................32
Appendix B:  Net Investment Factor Calculation.......................................34

                                              4
Definitions
Accumulation Period
The period between the Effective Date and the Annuity Commencement Date. During this period, you are contributing money to the Contract.

Accumulation Unit
An accounting measure used to determine your Variable Account Value during the Accumulation Period.

Administrative Offices
The administrative offices of Great-West located at 8515 East Orchard Road, Englewood, Colorado 80111.

Annuitant
The person named in the application upon whose life the payment of an annuity is based and who will receive annuity payments. Unless you elect otherwise the Owner will be the Annuitant.

Annuity Commencement Date
The date payments begin under an annuity payment option.

Annuity Account
An account established by us in your name that reflects all account activity under the Contract.

Annuity Account Value
The sum of the Variable and Guaranteed Sub-Accounts less any withdrawals, amounts applied to an annuity option, periodic payments, charges deducted under the Contract and any applicable Premium Tax.

Annuity Payment Period
The period beginning on the Annuity Commencement during which we make annuity payments.

Annuity Unit
An accounting measure used to determine the amount of each variable annuity payment after the first annuity payment is made.

Automatic Contribution Plan
A plan which allows you to make automatic scheduled Contributions to the Contract. Contributions will be withdrawn from a designated pre-authorized account and automatically credited to your Annuity Account.

Beneficiary
The person(s) designated by you to receive any death benefit which may become payable under the Contract.

Contributions
Amounts you pay to purchase a Contract.

Contingent Owner
The person who becomes entitled to all rights and benefits under the Contract when the Owner dies, if there is no Joint Owner, as long as the Annuitant is living.

Effective Date
The date on which the initial Contribution is credited to your Annuity Account.

Eligible Fund
A mutual fund in which an Investment Division invests all if its assets.

Guaranteed Account Value
The sum of the values of the Guaranteed Sub-Accounts credited to the Owner under the Annuity Account.

Guaranteed Sub-Account
The sub-division(s) of the Annuity Account to which your fixed account allocations are credited. You receive a fixed rate of return on amounts allocated to a Guaranteed Sub-Account. Your interest in a fixed option is not considered a security and is not subject to review by the Securities and Exchange Commission.

Individual Retirement Annuity
An annuity contract used in a retirement savings program that is intended to satisfy the requirements of Section 408 of the Internal Revenue Code of 1986.

Investment Division
The Series Account is divided into Investment Divisions, one for each Eligible Fund. You select one or more Investment Divisions to which you allocate Contract value - your allocated Contract value will reflect the investment performance of the corresponding Eligible Funds..

Owner (Joint Owner) or You
The person(s) , named in the application who is entitled to exercise all rights and privileges under the Contract. Joint Owners must be husband and wife on the date the Contract is issued. The Annuitant will be the Owner unless otherwise indicated in the application. If a Contract is purchased as an IRA, the Owner and the Annuitant must be the same individual and no Joint Owner may be named.

Premium Tax
The amount of tax, if any, charged by a state or other governmental authority in connection with your Contract.

Request
Any request either written, by telephone, or computerized which is in a form satisfactory to Great-West and received at our Administrative Offices.

Series Account
The segregated investment account established by Great-West to provide the funding options for the Contract. It is registered as a unit investment trust under the Investment Company Act of 1940 and consists of the individual Investment Divisions.

Surrender Charge
A charge you pay upon withdrawing all or a portion of your Annuity Account Value. This charge is assessed as a percentage of the amount withdrawn based on the number of years you have held the Contract.


Surrender Value
The Annuity Account Value less any applicable Surrender Charge, less any applicable Premium Tax, on the effective date of the surrender.

Transaction Date
The  date on which  any  Contribution  or  Request  from you will be  processed.
Contributions and Requests received after the close of the New York Stock Exchange (generally 4:00 p.m. ET) will be deemed to have been received on the next business day. Requests will be processed and the Variable Account Value will be determined on each day that the New York Stock Exchange is open for trading. On the day after Thanksgiving, however, you can only submit Requests for transactions by automated voice response unit or by fully automated computer link.

Transfer
When you move your Annuity Account Value between and among the Investment Division(s) and/or the Guaranteed Sub-Account(s).

Valuation Date
A date on which we calculate the value of the Investment Divisions. This Calculation is made as of the close of business of the New York Stock Exchange (generally 4:00 p.m. ET).

Variable Account Value
The total value of your Variable Sub-Accounts. This is based on the amounts you have allocated to the Investment Divisions and will reflect the investment performance of the Eligible Funds, less all applicable charges and taxes.

Variable Sub-Accounts
An account we maintain for you that reflects the value credited to you from an Investment Division.

Key features of the Contract
Following are some of the key features of the Contract. These topics are discussed in more detail throughout the prospectus so please be sure to read through it carefully.

How to Invest
You must complete an application and pay by check or through an Automatic Contribution Plan.

The minimum initial Contribution is:
o       $5,000
o       $2,000 if an IRA
The minimum ongoing Contribution is:
o       $500
o       $50 if made via Automatic Contribution Plan

Allocation of Your Contributions
Your initial Contribution and any subsequent Contributions will be allocated to the Investment Divisions based on the instructions you provide in the application. You can change your allocation instructions at any time by Request.

Free Look Period
The Contract provides for a "free look" period which allows you to cancel your Contract generally within 10 days (30 days for replacement policies) of your receipt of the Contract. You can cancel the Contract during the free look period by delivering or mailing the Contract to our Administrative Offices. The cancellation is not effective unless we receive a notice which is postmarked before the end of the free look period. If the Contract is returned, the Contract will be void from the start and all Contributions, less surrenders, and withdrawals, will be refunded to you.

     A Wide Range of Investment Choices The Contract gives you an opportunity to select among twenty-two different Investment Divisions. Each Investment Division invests in shares of an Eligible Fund. The Eligible Funds cover a wide range of investment objectives.

The distinct investment objectives and policies of each Eligible Fund are fully described in the individual fund prospectuses. You can obtain the prospectus for any Eligible Fund by contacting Great-West.

The portion of your Annuity Account Value allocated to an Investment Division will vary with the investment performance of that Investment Division. You bear the entire investment risk for all amounts invested in the Investment Division(s). Your Annuity Account Value could be less than the total amount of your Contributions.

Charges and Deductions Under the Contract You pay the following charges under the Contract:

        An annual contract maintenance charge

        A mortality and expense risk charge
You may also have to pay:
  A Surrender Charge (if you withdraw Annuity Account Value within 7 years after purchasing the Contract)
        A Premium Tax (depending on your state of residence)

In addition, you pay for management fees and other expenses relating to the Eligible Funds.

Making Transfers
You may Transfer among the Investment Divisions and between the Investment Divisions and the Guaranteed Sub-Account(s) as often as you like prior to the Annuity Commencement Date. There are certain restrictions on Transferring from a Guaranteed Sub-Account to the Investment Divisions.

Full and Partial Withdrawals
You may withdraw all or part of your Annuity Account Value before the earlier of the Annuity Commencement Date or the Annuitant's or Owner's death.

Withdrawals may be taxable and if made prior to age 59 1/2 , may be subject to a 10% federal tax early withdrawal penalty.

There is no limit on the number of withdrawals you can make, however, the withdrawals may be subject to a Surrender charge.

Payment Options
A wide range of annuity options are available to provide flexibility in choosing an annuity payment schedule that meets your needs. Payments may be made on a variable, fixed or combination basis. Under a variable payment arrangement, the annuity payments you receive continue to reflect the performance of the Investment Divisions you select.


Death Benefit
The amount of the death benefit, if payable before the Annuity Commencement Date, and before age 75, will be the greater of: o the Annuity Account Value on the date of death, less any applicable Premium Tax; or o the sum of Contributions paid, less any withdrawals or periodic payments, and any applicable Premium Tax.

The amount of death benefit payable before the Annuity Commencement Date, and after age 75 will be the amount of the Annuity Account Value on the date of death, less any applicable Premium Taxes.

                                          Fee Table
The purpose of this table and the examples that follow is to assist you in understanding the various costs and expenses that you will bear directly or indirectly when investing in the Contract. The table and examples reflect expenses related to the Investment Divisions and the Eligible Funds.

Contract Owner transaction expenses
Sales load                                     None
Surrender Charge                               7% maximum
Transfer fee                                   None
Annual contract maintenance charge             $27.00

Investment Division annual expenses
(as a percentage of average Variable Sub-Account assets)
Mortality and expense risk charge              1.25%

Eligible fund annual expenses

                                  Eligible fund annual expenses
        (as a percentage of eligible fund net assets, before waivers and reimbursements)
                    Portfolio                       Management   Other       Total eligible fund
                                                       fees       expenses         expenses
Maxim INVESCO ADR                                     1.00%         .30%             1.30%
Maxim INVESCO Small-Cap Growth                         .95%         .15%             1.10%
Maxim Small-Cap Index                                  .60%           0%              .60%
Maxim Small-Cap Value (Ariel Value)                   1.00%         .28%             1.28%
Maxim MidCap Growth                                   1.00%         .05%             1.05%
Maxim Mid-Cap (managed by Ariel)                       .95%         .11%             1.06%
American Century VP Capital Appreciation              1.00%           0%             1.00%
Maxim Blue Chip                                       1.00%         .15%             1.15%
Maxim Growth Index                                     .60%           0%              .60%
Maxim Stock Index                                      .60%           0%              .60%
Maxim T. Rowe Price Equity/Income                      .80%         .11%              .91%
Maxim Value Index                                      .60%           0%              .60%
Fidelity VIP II Contrafund                             .61%         .10%              .71%
Maxim INVESCO Balanced                                1.00%           0%             1.00%
Maxim Corporate Bond                                   .90%           0%              .90%
Maxim Bond                                             .60%           0%              .60%
Maxim U.S. Government Securities                       .60%           0%              .60%
Maxim Money Market                                     .46%           0%              .46%
Maxim Aggressive Profile+                              .25%           0%              .25%
Maxim Moderately Aggressive Profile+                   .25%           0%              .25%
Maxim Moderate Profile+                                .25%           0%              .25%
Maxim Moderately Conservative Profile+                 .25%           0%              .25%
Maxim Conservative Profile+                            .25%           0%              .25%


                                  Minimum Total Maxim Series      Maximum Total Maxim Series
                                  Fund Annual Expenses*           Fund Annual Expenses**
Aggressive Profile                            1.16%                           1.51%
Moderately Aggressive Profile                 1.08%                           1.44%
Moderate Profile                              1.02%                           1.35%
Moderately Conservative Profile               1.00%                           1.26%
Conservative Profile                          0.85%                           1.11%

+ Each Profile Portfolio will invest primarily in shares of other Maxim Portfolios ("Underlying Portfolios"). Therefore, each Profile Portfolio willbear its pro rata share of the fees and expenses incurred by the Underlying Portfolios in addition to its own expenses.

* The Minimum Fees are determined by assuming the allocation of each Profile Portfolio's assets to those Underlying Portfolios (please see the Maxim Series Fund prospectus for the Profile Portfolios for further information on the Profile Portfolios) with the lowest Total Annual Expenses.

** The Maximum Fees are determined by assuming the allocation of each Profile Portfolio's assets to those Underlying Portfolios (please see the Maxim Series Fund prospectus for the Profile Portfolios for further information on the Profile Portfolios) with the highest Total Annual Expenses.

EXAMPLES

If you do not take a distribution from your Contract, or if you elect to take annuity payments at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

--------------------------------------------- ------------ ------------ ------------ ------------
Investment Divisions                            1 Year       3 Year       5 Year       10 Year
Maxim Money Market
Maxim Bond, Maxim Stock Index, Maxim U.S.
Government Securities, Maxim Value Index,
Maxim Growth Index and Maxim Small-Cap
Index
Maxim MidCap (Growth Fund I) and
Maxim INVESCO Small-Cap Growth
American Century VP Capital Appreciation
and Maxim INVESCO Balanced
Maxim Small-Cap Value (Ariel Value)
Maxim INVESCO ADR
Maxim T. Rowe Price Equity/Income
Maxim Corporate Bond
Maxim Blue Chip
Maxim MidCap Growth
Maxim Aggressive Profile
Maxim Moderately Aggressive Profile
Maxim Moderate Profile
Maxim Moderately Conservative Profile
Maxim Conservative Profile
Fidelity VIP II Contrafund
--------------------------------------------- ------------ ------------ ------------ ------------

If you take a distribution in whole from your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

--------------------------------------------- ------------ ------------ ------------ ------------
Investment Divisions                            1 Year       3 Year       5 Year       10 Year
Maxim Money Market
Maxim Bond, Maxim Stock Index, Maxim U.S.
Government Securities, Maxim Value Index,
Maxim Growth Index and Maxim Small-Cap
Index
Maxim MidCap (Growth Fund I) and Maxim
INVESCO Small-Cap Growth
American Century VP Capital Appreciation
and Maxim INVESCO Balanced
Maxim Small-Cap (Ariel Value)
Maxim INVESCO ADR
Maxim T. Rowe Price Equity/Income
Maxim Corporate Bond
Maxim Blue Chip
Maxim MidCap Growth
Maxim Aggressive Profile
Maxim Moderately Aggressive Profile
Maxim Moderate Profile
Maxim Moderately Conservative Profile
Maxim Conservative Profile
Fidelity VIP II Contrafund
--------------------------------------------- ------------ ------------ ------------ ------------

These examples should not be considered representations of past or future expenses. Actual expenses paid may be greater or less than those shown.

                                            34
Condensed Financial Information
Attached as Appendix A is a table showing selected information concerning Accumulation Units for each Investment Division. The Accumulation Unit values do not reflect the decuction of certain charges that are subtracted from your Annuity Account Value, such as the Contract Maintenance Charge. The information in the table is included in the Series Account's financial statements, which have been audited by Deloitte & Touche LLP, independent auditors. To obtain a fuller picture of each Investment Division's finances and performance, you should also review the Series Account's financial statements, which are contained in the SAI.

Great-West Life & Annuity Insurance Company and the Series Account
Great-West Life & Annuity Insurance Company
Great-West is a stock life insurance company originally organized under the laws of the state of Kansas as the National Interment Association. Its name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation prior to changing to its current name in 1982. In September of 1990, Great-West re-domesticated and is now organized under the laws of the state of Colorado.

Great-West is authorized to engage in the sale of life insurance, accident and health insurance and annuities. It is qualified to do business in the District of Columbia, Puerto Rico, the U.S. Virgin Islands, Guam and 49 states in the United States.

Great-West  is an  indirect  wholly-owned  subsidiary  of  The  Great-West  Life
Assurance Company ("Great-West Life"). Great-West Life is a subsidiary of Great-West Lifeco Inc., a holding company. Great-West Lifeco Inc. is in turn a subsidiary of Power Financial Corporation, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation. Mr. Paul Desmarais, through a group of private holding companies which he controls, has voting control of Power Corporation of Canada.

The Series Account
Great-West originally established the Series Account under Kansas law on June 24, 1981. The Series Account now exists under Colorado law as a result of our redomestication. The Series Account consists of the Investment Divisions and is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Series Account or Great-West by the Securities and Exchange Commission.

We do not guarantee the investment performance of the Investment Divisions. The portion of your Annuity Account Value allocated to the Investment Divisions and the amount of variable annuity payments depend on the investment performance of the Eligible Funds. Thus, the Owner bears the full investment risk for all Contributions allocated to the Investment Divisions.

The Series Account and its Investment Divisions are administered and accounted for as part of the general business of Great-West. However, the income, capital gains, or capital losses of each Investment Division are credited to or charged against the assets held in that Investment Division without regard to other income, capital gains or capital losses of any other Investment Division and without regard to any other business Great-West may conduct. Under Colorado law, the assets of the Series Account are not chargeable with liabilities arising out of any other business Great-West may conduct. Nevertheless, all obligations arising under the Contracts are generally corporate obligations of Great-West.

The Series Account currently has twenty-two Investment Divisions available for allocation of Contributions. Each Investment Division invests in shares of one Eligible Fund. If we decide to make additional Investment Divisions available to Owners of the Contracts, we may or may not make them available to you based on our assessment of marketing needs and investment conditions.

The Eligible Funds
Each Eligible Fund is a separate mutual fund having its own investment objectives and policies. The investment performance of one Eligible Fund has no effect on the investment performance of any other Eligible Fund.

Each Eligible Fund is registered with the Securities and Exchange Commission as an open-end management investment company or portfolio thereof. The Securities and Exchange Commission does not supervise the management or the investment practices and policies of any of the Eligible Funds.

The following sets forth the investment objective of each Eligible Fund and summarizes its principle investment strategy:

Maxim Series Fund, Inc.
Maxim Money Market Portfolio seeks as high a level of current income as is consistent with the preservation of capital and liquidity. Investment in the Maxim Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.

Maxim Bond Portfolio seeks maximum total return consistent with the preservation of capital. This portfolio invests primarily in bonds issued by the U.S. Government and its agencies and by domestic or foreign corporations.

Maxim Stock Index Portfolio seeks investment results that track the total return of the common stocks that comprise Standard & Poor's (S&P) 500 Composite Stock Price Index and the S&P Mid-Cap Index, weighted according to their respective pro-rata shares of the market.1


Maxim U.S. Government Securities Portfolio seeks the highest level of return consistent with preservation of capital and substantial credit protection. This portfolio invests at least 65% of its total assets in securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities.

Maxim Small-Cap Index Portfolio seeks investment results that track the total return of the common stocks that comprise the S&P Small-Cap 600 Stock Index.1

Maxim Mid-Cap Portfolio (sub-advised by Ariel) seeks long-term appreciation. This portfolio will invest primarily in equity securities of mid-cap companies which are believed to be undervalued but demonstrate a strong potential for growth.

Maxim INVESCO Balanced Portfolio seeks high total return on investment through capital appreciation and current income. This portfolio invests 50% to 70% in common stocks and at least 25% in fixed income securities.

Maxim INVESCO Small-Cap Growth Portfolio seeks to achieve long-term capital growth. This portfolio will invest primarily in a diversified group of equity securities of emerging growth companies with market capitalizations of $1 billion or less at the time of initial purchase.

Maxim INVESCO ADR Portfolio seeks a high total return through capital appreciation and current income, while reducing risk through diversification. This portfolio invests primarily in foreign securities that are issued in the form of American Depositary Receipts ("ADRs") or foreign stocks that are registered with the Securities and Exchange Commission and traded in the U.S.

Maxim T. Rowe Price  Equity/Income  Portfolio seeks substantial  dividend income
and  also   capital   appreciation.   This   portfolio   invests   primarily  in
dividend-paying common stocks of established companies.

Maxim Corporate Bond Portfolio seeks high total investment return through a combination of current income and capital preservation. This portfolio will invest at least 65% of its total assets in corporate debt securities of any maturity. It may also invest up to 20% of its total assets in preferred stocks or foreign securities and up to 35% in below investment grade quality securities.

Maxim Small-Cap Value Portfolio (Ariel Value Investment Division) seeks long term appreciation, by investing primarily in small-cap common stocks. This portfolio will emphasize small companies that are believed to be undervalued and may invest in mid-sized companies with similar characteristics.

Maxim Value Index Portfolio seeks investment results that track the total return of the common stocks that comprise the Russell 1000 Value Index.2

Maxim Growth Index Portfolio seeks investment results that track the total return of the common stocks that comprise the Russell 1000 Growth Index.2

Maxim Blue Chip Portfolio seeks long-term growth of capital and income. This portfolio invests primarily in common stocks of large, well established, stable and mature companies, commonly known as "Blue Chip" companies.

Maxim MidCap Growth Portfolio seeks long-term appreciation. This portfolio will invest primarily in a diversified portfolio of mid-cap companies emphasizing companies whose earnings are expected to grow at a faster rate than the average mid-cap company.

Maxim Profile Portfolios
Each of the following five Maxim Profile Portfolios seeks to provide an asset allocation program designed to meet certain investment goals based on an investor's risk tolerance.

Maxim  Aggressive   Profile  Portfolio  seeks  long-term  capital   appreciation
primarily through investments in other portfolios of Maxim Series Fund that emphasize equity investments.

Maxim Moderately Aggressive Profile Portfolio seeks long-term capital appreciation primarily through investments in other portfolios of Maxim Series Fund that emphasize equity investments, though income is a secondary consideration.

Maxim Moderate Profile Portfolio seeks long-term capital appreciation primarily through investments in other portfolios of Maxim Series Fund with a relatively equal emphasis on equity and fixed income investments.

Maxim Moderately Conservative Profile Portfolio seeks capital appreciation primarily through investments in other portfolios of Maxim Series Fund that emphasize fixed income investments, and to a lesser degree equity investments

Maxim Conservative Profile Portfolio seeks capital preservation primarily through investments in other Maxim Series Fund, Inc. portfolios that emphasize fixed income investments.

American Century Variable Portfolios, Inc.
American Century VP Capital Appreciation, seeks capital growth. The fund will seek to achieve its investment objective by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation. This portfolio is closed to new investments.

Fidelity Variable Insurance Products II Fund
Fidelity VIP II Contrafund seeks long-term capital appreciation by investing primarily in common stocks. The fund invests its assets in securities of companies whose value its investment advisor believes is not fully recognized by the public.

Eligible Fund Investment Advisers

Maxim  Series  Fund,  Inc.  is advised by GW Capital  Management,  LLC.  8515 E.
Orchard  Road,   Englewood,   Colorado  80111,  a  wholly  owned  subsidiary  of
Great-West.

American Century Variable Portfolios, Inc. is advised by American Century Investment Management, Inc. American Century Tower, 4500 Main Street, Kansas City, Missouri, 64111.

Fidelity Variable Insurance Products and Variable Insurance Products II are advised by Fidelity Management & Research Company, 2 Devonshire Street, Boston Massachusetts 02109.

Maxim Series Fund Sub-Advisers

G.W. Capital hires sub-advisers to manage the investment and reinvestment of the assets of some of the portfolios of Maxim Series Fund. These sub-advisers are subject to the review and supervision of G.W. Capital and the board of directors of Maxim Series Fund.

Ariel Capital Corporation is the sub-adviser to the Maxim Mid-Cap Portfolio and the Maxim Small-Cap Value (Ariel Value) Portfolio. Ariel is located at 307 N. Michigan Avenue, Chicago, Illinois 60601. Founders Asset Management, LLC. is the sub-adviser of the Maxim Blue Chip Portfolio. Founders is located at 2930 East Third Avenue. Denver, CO 80206.

INVESCO Capital Management, Inc. is the sub-adviser to the Maxim INVESCO ADR Portfolio. INVESCO Capital Management, Inc. is located at 1315 Peachtree Street, Atlanta, Georgia 30309.

INVESCO Trust Company is the sub-adviser of the Maxim INVESCO Small-Cap Growth Portfolio and the Maxim INVESCO Balanced Portfolio. INVESCO Trust Company is located at 7800 E. Union Avenue, Denver, Colorado 80237.

Loomis, Sayles & Company, LP ("Loomis Sayles") is the sub-adviser to the Maxim Corporate Bond Portfolio and the Maxim Small-Cap Aggressive Growth Portfolio. Loomis Sayles is located at One Financial Center, Boston, Massachusetts 02111.

T. Rowe Price Associates, Inc. is the sub-adviser to the Maxim T. Rowe Price Equity/Income Portfolio and the Maxim MidCap Growth Portfolio. T. Rowe Price is located at 100 East Pratt Street, Baltimore, Maryland 21202.

Meeting Investment Objectives
Meeting investment objectives depends on various factors, including, but not limited to, how well the Eligible Fund advisers anticipate changing economic and market conditions. There is no guarantee that any of these Eligible Funds will achieve their stated investment objectives.

Reinvestment
All dividend and capital gain distributions made by an Eligible Fund will be automatically reinvested in shares of the Eligible Fund on the date of the distribution.

Where to Find More Information About the Eligible Funds
Additional information about the Eligible Funds can be found in the current prospectuses for the Eligible Funds, which can be obtained by calling Great-West at 800-228-8706, or by writing to Great-West's Administrative Offices, 8515 East Orchard Road, Englewood, Colorado 80111. The Eligible Funds' prospectuses should be read carefully before you make a decision to invest in an Investment Division.

Application and Contributions
The first step to purchasing the Contract is to fill out your application. When you submit it, you must make your initial Contribution of:

o       $5,000
o       $2,000 if an IRA
All Contributions should be made by check (payable to Great-West) or via an Automatic Contribution Plan.

An  Automatic   Contribution  Plan  allows  you  to  make  automatic   scheduled
Contributions. Contributions will be withdrawn from a designated pre-authorized bank account and automatically credited to your Annuity Account.

If your application is complete and your check for the initial Contribution is included (or you have made your initial Contribution via the Automatic Contribution Plan), your Contract will be issued. Your initial Contribution will be credited within two business days after receipt at Great-West's Administrative Offices. Acceptance is subject to our receiving sufficient information in a form acceptable to us and we reserve the right to reject any application or Contribution.

If your application is incomplete, Great-West will contact you by telephone to obtain the required information. If your application remains incomplete for five business days, we will return to you the application and the initial Contribution unless you consent to our retaining the initial Contribution and crediting it as soon as we have your completed application.

During the 10 day (or longer where required by law) free look period you may cancel your Contract. During the free look period, all Contributions will be allocated according to your written allocation instructions specified in the application.

Any returned Contracts will be void from the start and all Contributions received less any withdrawals, will be refunded to you.

If you exercise the free look privilege, you must return the Contract to Great-West's Administrative Offices. We must receive it in person or postmarked prior to the end of the free look period.

Ongoing Contributions
You can make additional Contributions at any time prior to the Annuity Commencement Date, as long as the Annuitant is living. Additional Contributions must be at least:

o       $500 or
o       $50 if made via an Automatic Contribution Plan.

You may make total Contributions in excess of $1,000,000 with our prior approval.

Great-West reserves the right to modify the limitations set forth in this section.

Annuity Account Value
Before the Annuity Commencement Date, your Annuity Account Value is the total value of your Variable and Guaranteed Sub-Accounts.

Before the Annuity Commencement Date, the Variable Account Value is the total dollar amount of all Accumulation Units credited to you. When you allocate Contributions to an Investment Division we credit you with Accumulation Units. We determine the number of Accumulation Units credited to you by dividing your Contribution to an Investment Division by that Investment Division's Accumulation Unit value. We determine the Accumulation Unit value on each Valuation Date.

We calculate each Investment Division's Accumulation Unit value at the end of each valuation period by multiplying the value of that unit at the end of the prior valuation period by the Investment Division's Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is set forth in Appendix B. Your Variable Account Value reflects the value of the Accumulation Units credited to you in each Investment Division.

The value of an Investment Division's assets is determined at the end of each Valuation Date. A valuation period is the period between two successive
Valuation Dates. On the day after Thanksgiving, transactions submitted other than by KeyTalk(R), or through the Internet will not be processed.

Your Variable Account Value will reflect the investment performance of the selected Investment Division(s) which in turn reflect the investment performance of the corresponding Eligible Funds, which we factor in by using the Net Investment Factor referred to above.

Transfers
In General
Prior to the Annuity Commencement Date you may Transfer all or part of your Annuity Account Value among and between the Variable and Guaranteed Sub-Accounts by telephone, by sending a Request to Great-West's Administrative offices, by calling KeyTalk(R) - the voice response unit at 1-800-701-8255, or through the Internet at www.benefitscorp.com.

Your Request must specify:
o       the amounts being Transferred,

o the Investment Division(s) or Guaranteed Sub-Account(s) from which the Transfer is to be made, and

o the Investment Division(s) or Guaranteed Sub-Account(s) that will receive the Transfer.

o If a Transfer Request is received by Great-West within 30 days of the Annuity Commencement Date, Great-West may delay the Annuity Commencement Date by up to 30 days.

Currently, there is no limit on the number of Transfers you can make among the Investment Divisions each calendar year. However, we reserve the right to limit the number of Transfers you make. There is no charge for Transfers.

A Transfer will be effective on the Transaction Date.

A Transfer from the Guaranteed Sub-Account shall be subject to any limitations or charges set forth in the Contract.

Possible Restrictions
We reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone and Internet Transfers) at any time. Transfer restrictions may be necessary to protect investors from the negative effect large and/or numerous Transfers can have on portfolio management. Moving large amounts of money may also cause a substantial increase in Eligible Fund transaction costs which must be borne by you.

Although you are permitted to make Transfers by telephone, or via the Internet, we reserve the right to require that each Transfer Request be made by a separate communication to us. We also reserve the right to request that each Transfer Request be submitted in writing and be signed by you. Transfer Requests by fax will not be accepted. Transfers among the Investment Divisions may also be subject to terms and conditions imposed by the Eligible Funds.

Automatic Custom Transfers
Dollar Cost Averaging
Dollar cost averaging allows you to make systematic Transfers from one Investment Division to another Investment Division. It does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. It does, however, allow you to buy more units when the price is lower and fewer units when the price is higher. Over time, your average cost per unit may be more or less than if you invested all your money at one time.

You can set up automatic dollar cost averaging on the following frequency periods: monthly, quarterly, semi-annual or annual basis. Your Transfer will be initiated on the Transaction Date you select, one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9, your first Transfer will be made on April 9 (or the following business day, as applicable) and every three months thereafter on the 9th. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

If there are insufficient funds in the applicable Variable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Variable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payments from the annuity.

Dollar cost averaging Transfers must meet the following conditions:

o The minimum amount that can be Transferred out of an Investment Division is $100 per month.

o You must: (1) specify the dollar amount to be Transferred, (2) designate the Investment Division(s) to which the Transfer will be made, and (3) the percent of the dollar amount to be allocated to each Investment Division into which you are Transferring money.

You may terminate dollar cost averaging at any time.

Great-West reserves the right to modify, suspend or terminate dollar cost averaging at any time and for any reason.

Rebalancer
Because the value of your Variable Sub-Accounts will fluctuate with the investment performance of the Investment Divisions, your asset allocation percentages may become out of balance over time. Rebalancer allows you to automatically reallocate your Variable Account Value to maintain your desired asset allocation. Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market.

You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the Request.

If you select to rebalance on a quarterly, semi-annual or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9, your first Transfer will be made on April 9 (or the following business day, as applicable) and every three months thereafter on the 9th. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

On a Rebalancing Transaction Date your money will be automatically reallocated among the Investment Divisions based on your allocation instructions. You can change your allocation instructions at any time by Request. The Rebalancer option will terminate automatically when you start taking payments from the annuity.

Rebalancer Transfers must meet the following conditions:

o       Your entire Variable Account Value must be included.
o You must specify the percentage of your Variable Account Value you'd like allocated to each Investment Division and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time, by Request.

You may not participate in dollar cost averaging and Rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time and for any reason.

Telephone/Internet Transactions
You may make Transfer Requests by telephone by using KeyTalk(R) or via the Internet at www.benefitscorp.com.

We will use reasonable procedures in monitoring and accepting Transfer Requests such as requiring certain identifying information, tape recording telephone instructions, and providing written confirmation of a transaction. Telephone instructions we reasonably believe to be genuine will be your financial responsibility.

We reserve the right to suspend these privileges at any time, for some or all Contracts, and for any reason. Withdrawals are not permitted by telephone.

Cash withdrawals
You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the Annuity Commencement Date by submitting a withdrawal Request to Great-West's Administrative Offices. Withdrawals are subject to the rules below; and federal or state may also apply. The amount payable to you if you withdrawal all of your Annuity Account Value is your Annuity Account Value, less any applicable Surrender Charge on the effective date of the withdrawal (and any applicable Premium Tax).

The following terms apply to withdrawals:

o       No withdrawals may be made after the Annuity Commencement Date.

o If you Request a partial withdrawal, your Annuity Account Value will be reduced by the dollar amount Requested and any applicable Surrender Charge.

o Partial withdrawals are unlimited. However, you must specify the Sub-Account(s) from which the withdrawal is to be made, otherwise your Request will not be processed.
o If your remaining Annuity Account Value, after any partial withdrawal, is less than $2,000, then we may, at our discretion require you to withdraw the entire amount.
o If a partial withdrawal is made within 30 days prior to the Annuity Commencement Date, we may delay the Annuity Commencement Date by 30 days.
o Proceeds will generally be paid in one lump sum within 7 days of the Transaction Date, though payment of proceeds may be delayed for a period in excess of 7 days as permitted by the 1940 Act.

Withdrawal Requests must be in writing. If your instructions aren't clear, your Request will be denied and your withdrawal will not be processed.

After a withdrawal of all of your total Annuity Account Value, or at any time that your Annuity Account Value is zero, all your rights under the Contract will terminate.

Tax Consequences of Withdrawals

Withdrawals made for any purpose may be taxable. If your Annuity Account Value exceeds your investment in the Contract, then you may be subject to income tax on withdrawals made from your Annuity Account. Additionally, the Internal Revenue Code states that a 10% penalty tax may be imposed on the taxable portions of certain early withdrawals.

The Internal Revenue Code generally requires us to withhold federal income tax from withdrawals and report the withdrawals to the IRS. However, you will be entitled to elect, in writing, not to have tax withholding apply unless withholding is mandatory for your Contract. Withholding applies to the portion of the withdrawal which is included in your income and subject to federal income tax. The tax withholding rate is 10% of the taxable amount of the withdrawal. Withholding applies only if the taxable amount of the withdrawal is at least $200. Some states also require withholding for state income taxes. For details about state withholding, please see "Federal Tax Matters."

If you are interested in this Contract as an IRA, please refer to Section 408 of the Internal Revenue Code of 1986, as amended, for limitations and restrictions on cash withdrawals.

Death Benefit
Death Benefit Payments--After Annuity Commencement Date
If the Annuitant dies after the Annuity Commencement Date and before the entire interest has been distributed, payments will continue to the Beneficiary under the payment option applicable to the Annuitant on the Annuitant's date of death. The Beneficiary cannot change the method of distribution in effect on the date of the Annuitant's death or elect a new payment option.

Death Benefit Payments--Before Annuity Commencement Date
If the Owner of the Contract or the named Annuitant dies before the Annuity Commencement Date, a death benefit may be payable. The rules applicable in various circumstances are described below.

Death of Owner-Annuitant Before the Annuity Commencement Date
If an Owner-Annuitant dies before the Annuity Commencement Date, and if the surviving spouse of the Owner-Annuitant is the sole Beneficiary, then the surviving spouse will become the new Owner and Annuitant and the Contract will continue in force. If the Owner-Annuitant dies before the Annuity Commencement Date and the surviving spouse of the Owner-Annuitant is not the sole Beneficiary, then the Company will pay the death benefit under the Contract to the Beneficiary.

Death of Non-Annuitant Owner Before the Annuity Commencement Date
If the Owner of the Contract who is not the Annuitant dies before the Annuity Commencement Date, the Company will pay the death benefit described under the Contract as follows:

        (a)    First, to the surviving Joint Owner.
        (b) If there is no surviving Joint Owner,  then to the Contingent Owner.
        (c) If there is no Contingent Owner, then to the Annuitant.

If the Owner's surviving spouse is the person entitled to receive benefits upon the Owner's death, the surviving spouse shall be treated as the Owner and will be allowed to continue the Contract.

Death of Non-Owner Annuitant Before the Annuity Commencement Date
If a Non-Owner Annuitant dies before the Annuity Commencement Date, the Company will pay the death benefit under the Contract to the Beneficiary.


Death Benefit Computation and Procedure
If the Owner-Annuitant, Non-Annuitant Owner, or Non-Owner Annuitant dies before the Annuity Commencement Date and before reaching age 75, the death benefit will be the greater of:

     o the Annuity Account Value as of the date of death, less any applicable Premium Tax; or

        o the sum of Contributions paid, less partial withdrawals and periodic payments, less any applicable Premium Tax.

If the Owner-Annuitant, Non-Annuitant Owner, or Non-Owner Annuitant dies before the Annuity Commencement Date, but after reaching age 75, the death benefit will be the Annuity Account Value as of the date of death, less any applicable Premium Tax. No Surrender Charge will apply to the amounts payable to a Beneficiary.

The death benefit proceeds payable to a Beneficiary will remain invested in accordance with the allocation instruction given by the Owner until either:

        o  new allocation instructions are requested by the Beneficiary; or
        o  the death benefit is actually paid to the Beneficiary

The death benefit will become payable following receipt by the Company of the Beneficiary's request. Unless otherwise specified by the Owner prior to the Annuitant's death, the Beneficiary may elect, within 60 days after proceeds are payable, to receive:

        o  payment in a single sum; or
        o payment under any of the payment options provided under the Contract.

     o Any payment of benefits under the Contract must satisfy the requirements of the Internal Revenue Code and any other applicable federal or state laws, rules or regulations. All distributions of death benefits upon a Contract Owner's death before the Annuity Commencement Date (or upon the death of a Non-Owner Annuitant if the Owner is a non-individual entity, such as a trust or estate) must be made pursuant to IRCss. 72(s). These requirement are met if the entire amount is paid on or before December 31 of the year containing the fifth anniversary of the Owner's death. This rule, called the 5-year rule, always applies to payments due to non-individual entities. However, if the person entitled to receive payments required under IRCss.72(s) is an individual, the 5-year rule will not apply if an election is made to begin taking substantially equal periodic payments no later than one year after the Owner's death. Payments may be paid over a period not exceeding the life or life expectancy of such person.

Beneficiary
You may select one or more Beneficiaries. If more than one Beneficiary is selected, unless you indicate otherwise, they will share equally in any death benefit payable.

You may, at any time, while the Annuitant is living, change the Beneficiary by Request. A change of Beneficiary will take effect as of the date the Request is processed by Great-West's Administrative Offices, unless a certain date is specified by the Owner. If the Owner dies before the Request is processed, the change will take effect as of the date the Request was made, unless we have already made a payment or otherwise taken action on a designation or change before receipt or processing of such Request. A Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, except as allowed by law.

The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after, the death of an Owner or the Annuitant will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary survives the Owner or Annuitant, as applicable, we will pay the death benefit proceeds to the Owner's estate.

Charges and Deductions
No amounts will be initially deducted from your Contributions except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) are invested based on your allocation instructions.

You pay the following charges under the Contract:

o       a Contract Maintenance Charge, and
o       a mortality and expense risk charge,
You may also pay:
o as a Surrender Charge (only for withdrawals within the first 7 Contract years), o deductions for Premium Tax (only if applicable depending on your state of residence),

You also bear the expenses of the Eligible Funds.

Contract Maintenance Charge
Prior to the Annuity Commencement Date, you will pay a $27 annual Contract Maintenance Charge from your Annuity Account Value. This charge partially covers our costs for administering the Contracts and the Series Account.

The Contract Maintenance Charge is deducted on a proportionate basis from all your Variable and Guaranteed Sub-Accounts.

Mortality and Expense Risk Charge
We deduct a Mortality and Expense Risk Charge from your Variable Sub-Account(s) for our assumption of certain mortality and expense risks under the Contract. This is a daily charge equal to an effective annual rate of 1.25% of the value of your Variable Sub-Account(s). We guarantee that this charge will never increase beyond 1.25%.

The Mortality and Expense Risk Charge is reflected in the unit values of the Variable Sub-Accounts. This charge will continue to be applicable should you choose a variable annuity payment option or a periodic payment option.

Premium Tax
We may be required to pay state Premium Taxes or retaliatory taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Depending upon applicable state law, we will deduct charges for the Premium Taxes we incur with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Annuity Commencement Date. In some states, charges for both direct Premium Taxes and retaliatory Premium Taxes may be imposed at the same or different times with respect to the same Contribution, depending on applicable state law.

The applicable Premium Tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by the respective state legislatures, by administrative interpretations or by judicial acts. Such Premium Taxes will depend, among other things, on the state of residence of the Contract Owner and the insurance laws, tax laws and status of Great-West in these states when premium takes are incurred.

Surrender Charge
We deduct a Surrender Charge for certain partial or total withdrawals. The Surrender Charge will cause the amount received to be less than the amount Requested for withdrawal. A Surrender Charge "Free Amount" may be applied in some circumstances. o The Surrender Charge "Free Amount" is an amount against which the Surrender Charge will not be assessed.

     o The Free Amount is equal to 10% of the Annuity Account Value at December 31 of the previous calendar year.

o       Only one Free Amount is available in each calendar year.
o The Free Amount will be applied on the first withdrawal made in that year.

We will not deduct the Surrender Charge in the following instances: o you Request an annuity option with a payment period of at least 36 months; or o you Request a periodic payment option (in accordance with the applicable periodic payment restrictions); or
o the withdrawal is due to a medical condition requiring your confinement to an eligible nursing home for 90 consecutive days.

The Surrender Charge is equal to the percentage of the amount distributed less the Free Amount based on the table below:

 Contract Years Completed        Percentage of
                                 Distribution
            1                         7%
            2                         6%
            3                         5%
            4                         4%
            5                         3%
            6                         2%
            7                         0%


Expenses of the Eligible Funds
The net asset value of the Eligible Funds reflect the deduction of the Eligible Funds' fees and deductions. You bear these costs indirectly when you allocate to an Investment Division.

Other Taxes
Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in several states. No charges are currently made for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contracts.

Payment Options
Periodic Payments
You may Request that all or part of the Annuity Account Value be applied to a periodic payment option.

In Requesting periodic payments, you must elect:

o The payment frequency of either 12-, 6-, 3- or 1-month intervals o A payment amount--a minimum of $50 is required o The calendar day of the month on which payments will be made o One payment option o The allocation of payments from the Variable and/or Guaranteed Sub-Account(s) as follows: 1) Prorate the amount to be paid across all variable and Guaranteed Sub-Accounts in proportion to the assets in each sub-account; or 2) Select the Investment Division(s)from which payments will be made. Once the Investment Division(s) have been depleted, Great-West will automatically prorate the remaining payments unless you Request the selection of another Investment Division(s).

While periodic payments are being received:

o You may continue to exercise all contractual rights that are available prior to electing a payment option, except that no Contributions may be made.
o You may keep the same investment options as were in force before periodic payments began.
o       Charges and fees under the Contract continue to apply.
o The Surrender Charge does not apply to the periodic payments. However, if a partial surrender is made during the time you participate in periodic payments, a Surrender Charge and other Contract charges, as applicable, will be deducted and the Free Amount will not apply.

Periodic payments will cease on the earlier of:

o the date the amount elected to be paid under the option selected has been reduced to zero.
o       the Annuity Account Value is zero.
o       You Request that withdrawals stop.
o       You or the Annuitant die.

Periodic Payment Options
If you choose to receive payments from your Contract through periodic payments, you must select from the following payment options.

Option 1--Income for a specified period (at least 36 months)
You elect the length of time over which payments will be made. The amount paid will vary based on the duration you choose.

Option 2--Income of a specified amount (at least 36 months)
You elect the dollar amount of the payments. Based on the amount elected, the duration may vary.

Option 3 -Interest Only
The payments will be based on the amount of the interest credited to the Guaranteed Sub-Account(s) between each payment. Available only if 100% of the account value is invested in the Guaranteed Sub-Account.

Option 4 --Minimum distribution
If you are using this Contract as an IRA, you may Request minimum distributions as specified under Internal Revenue Code Section 401(a)(9).

Option 5 - Any Other Form (at least 36 months)
Any other form of periodic payment which is acceptable to Great-West.

If periodic payments cease, you may resume making Contributions, at which time the Surrender Charge Free Amount will be in effect. However, we may limit the number of times you may restart a periodic payment program.

Periodic payments made for any purpose may be taxable, subject to withholding and to the 10% penalty tax. IRAs are subject to complex rules with respect to restrictions on and taxation of distributions, including penalty taxes. A competent tax adviser should be consulted before a periodic payment option is Requested.

Annuity Payments

Annuity Commencement Date
You choose the date you'd like annuity payments to start when you purchase the Contract. The Annuity Commencement Date and options available for IRAs may be controlled by endorsements, or applicable law.

You may change your Annuity Commencement Date at any time prior to 30 days before an Annuity Commencement date you already selected. If you have not elected a payment option within 30 days of the Annuity Commencement Date, the portion of your Annuity Account Value held in the Guaranteed Sub-Account(s) will be paid out as a fixed life annuity with a guarantee period of 20 years. The Annuity Account Value held in the Variable Sub-Account(s) will be paid out as a variable life annuity with a guarantee period of 20 years

Under the Internal Revenue Code, a Contract purchased and used in connection with an Individual Retirement Account is subject to complex "minimum distribution" requirements. Minimum distribution requirements require distributions to begin under such a plan by a specific date, and that the entire interest must be distributed within certain specified periods. The application of the minimum distribution requirements vary according to your age and other circumstances. If you're using this annuity as an IRA, you should consider consulting a competent tax adviser regarding the application of the minimum distribution requirements.

Annuity Options
You can choose your annuity payment option either when you purchase the Contract or at a later date. You can change your selection at any time up to 30 days before an Annuity Commencement Date you previously selected.

The  amount  to be  paid  out is  the  Annuity  Account  Value  on  the  Annuity
Commencement Date. The minimum amount that may be withdrawn from the Annuity Account Value to purchase an annuity payment option is $2,000. If your Annuity Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a cash withdrawal.

Payments to be made under the annuity payment option you select must be at least $50. We reserve the right to make payments using the most frequent payment interval which produces a payment of at least $50. The maximum amount that may be applied under any payment option is $1,000,000, unless prior approval is obtained from us.

For annuity options involving life income, the actual age and/or sex of the Annuitant will affect the amount of each payment. We reserve the right to ask for satisfactory proof of the Annuitant's age. We may delay annuity payments until satisfactory proof is received. Since payments to older Annuitants are expected to be fewer in number, the amount of each annuity payment under a selected annuity form will be greater for older Annuitants than for younger Annuitants.

If the age of the Annuitant has been misstated, the payments established will be made on the basis of the correct age. If payments were too large because of misstatement, the difference with interest may be deducted by us from the next payment or payments. If payments were too small, the difference with interest may be added by us to the next payment. This interest is at an annual effective rate which will not be less than the Guaranteed Interest Rate.

Annuity Payment Options
Option 1--Income of specified amount
(Available as fixed payments only)
The amount applied under this option may be paid in equal annual, semi-annual, quarterly or monthly installments in the dollar amount elected for not more than 240 months.

Option 2--Income for a specified period
(Available as fixed payments only)
Payments are paid annually, semi-annually, quarterly or monthly, as elected, for a selected number of years not to exceed 240 months.

Option 3--Life annuity with guaranteed period
This option provides annual, semi-annual, quarterly or monthly payments during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15 or 20 years. This option is available on either a variable or fixed dollar payment basis.

Option 4--Life annuity
This option provides for annual, semi-annual, quarterly or monthly payments during the lifetime of the Annuitant. The annuity terminates with the last payment due prior to the death of the Annuitant. Since no minimum number of payments is guaranteed, this option may offer the maximum level of monthly payments. It is possible that only one payment may be made if the Annuitant died before the date on which the second payment is due. This option is available on either a variable or fixed dollar payment basis.

Option 5 - Any other form
Any other form of fixed or variable annuity payment which is acceptable to Great-West.

Variable Annuity Payment Provisions
Amount of first payment
The first payment under a variable annuity payment option will be based on the value of the amounts held in each Variable Sub-Account on the 5th valuation date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payment option.

Annuity units
The number of Annuity Units paid for each Variable Sub-Account is determined by dividing the amount of the first monthly payment by its Annuity Unit Value on the 5th valuation date preceding the date the first payment is due. The number of Annuity Units used to calculate each payment for a Variable Sub-Account remains fixed during the Annuity Payment Period.

Amount of payments after the first payment
After the first payment, future payments will vary depending upon the investment experience of the Variable Sub-Accounts. The subsequent amount paid from each sub-account is determined by multiplying (a) by (b) where (a) is the number of sub-account Annuity Units to be paid and (b) is the sub-account Annuity Unit value on the 5th valuation date preceding the date the annuity payment is due. The total amount of each variable annuity payment will be the sum of the variable annuity payments for each Variable Sub-Account. We guarantee that the dollar amount of each payment after the first will not be affected by variations in expenses or mortality experience.

Transfers after the Annuity Commencement Date
Once annuity payments have begun, no Transfers may be made from a fixed annuity payment option to a variable annuity payment option, or vice versa. However, for variable annuity payment options, Transfers may continue to be made among the Investment Divisions. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Variable Sub-Account to which the Transfer is made. The result will be that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payments will reflect changes in the value of the new Annuity Units.

Other restrictions
Once payments start under the annuity form you select:

o       no changes can be made in the annuity form,
o no additional Contributions will be accepted under the Contract and o no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.

A portion or the entire amount of the annuity payments may be taxable as ordinary income. If, at the Annuity Commencement Date, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payments and remit that amount to the federal government (an election not to have taxes withheld is not permitted for certain Contracts). State income tax withholding may also apply. Please see "Federal Tax Matters" for details.

Federal Tax Matters
Introduction
The following discussion is a general description of federal income tax considerations relating to the Contract and is not intended as tax advice. This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about these tax implications you should consult a competent tax adviser before initiating any transaction.

This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Contract may be purchased on a non-tax qualified basis ("Non-Qualified Contract") or purchased and used in connection with IRAs. The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefit to you, the Owner, or the Beneficiary, may depend on the type of Contract, and on the tax status of the individual concerned. In addition, certain requirements must be satisfied in purchasing an IRA and receiving distributions from an IRA in order to continue receiving favorable tax treatment. As a result, purchasers of IRAs should seek competent legal and tax advice regarding the suitability of the Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of the Contract. The following discussion assumes that an IRA is purchased with proceeds and/or Contributions that qualify for the intended special federal income tax treatment.

Taxation of Annuities
In General
Section 72 of the Internal Revenue Code governs taxation of annuities in general. You, as a "natural person" will not generally be taxed on increases (if any) in the value of your Annuity Account Value until a distribution occurs by withdrawing all or part of the Annuity Account Value (for example, withdrawals or annuity payments under the annuity payment form elected). However, under certain circumstances, you may be subject to taxation currently. In addition, an assignment, pledge, or agreement to assign or pledge any portion of the Annuity Account Value generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income. An IRA Contract may not be assigned as collateral.

If you are not a natural person (e.g. a corporation), you generally must include in income any increase in the excess of the Annuity Account Value over the "investment in the contract" (discussed below) during each taxable year. The rule does not apply where the non-natural person is the nominal owner of a Contract and the beneficial owner is a natural person.

The rule also does not apply in the following circumstances:

o       Where the annuity Contract is acquired by the estate of a decedent.

o       Where the Contract is held under an IRA.

o    Where  the  Contract  is  a  qualified   funding  asset  for  a  structured
     settlement.

o Where the Contract is purchased on behalf of an employee upon termination of a qualified plan.

If you are a non-natural person, you may wish to discuss these matters with a competent tax adviser.

The following discussion generally applies to a Contract owned by a natural person.

Withdrawals
In the case of a withdrawal under an IRA, including withdrawals under the periodic payment option, a portion of the amount received may be non-taxable. The amount of the non-taxable portion is generally determined by the ratio of the "investment in the contract" to the individual's total accrued benefit under the plan. The "investment in the contract" generally equals the amount of any nondeductible Contributions paid by or on behalf of any individual. Special tax rules may be available for certain distributions from an IRA.

With respect to Non-Qualified Contracts; partial withdrawals, including periodic payment, are generally treated as taxable income to the extent the Annuity Account Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the "investment in the contract." The taxable portion of any annuity payment is taxed at ordinary income tax rates.

Annuity payments
Although the tax consequences may vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payment that represents the amount by which the Annuity Account Value exceeds the "investment in the contract" will be taxed. After the investment in the contract is recovered, the full amount of any additional annuity payments is taxable. For fixed annuity payments, in general there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the payments. However, the remainder of each annuity payment is taxable. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is taxable. If the annuity payments stop as a result of an Annuitant's death before full recovery of the "investment in the contract," you should consult a competent tax adviser regarding the deductibility of the unrecovered amount.

Penalty tax
For distributions from a Non-Qualified Contract, there may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

o Made on or after the date on which the recipient of payments under the Contract attains age 59 1/2,

o Made as a result of death of the Owner or disability of the recipient of payments under the Contract,

o Received in substantially equal periodic payments (at least annually) for your life expectancy or the joint life expectancies of you and the Beneficiary,

o       Received under an immediate annuity

Other   exemptions  or  tax  penalties  may  apply  to   distributions   from  a
Non-Qualified Contract or certain distributions from an IRA. For more details regarding these exemptions or penalties consult a competent tax adviser.

Taxation of death benefit proceeds
Amounts may be distributed from the Contract because of the death of an Owner or the Annuitant. Generally such amounts are included in the income of the recipient as follows:

o If distributed in a lump sum, they are taxed in the same manner as a full surrender, as described above, however, the Surrender Charge will not apply.
o If distributed under an annuity form, they are taxed in the same manner as annuity payments, as described above.

Distribution at death
In order to be treated as an annuity contract, the terms of the Contract must provide the following two distribution rules:

1. If you die on or after the date annuity payments start, and before the entire interest in the Contract has been distributed, the remainder of your interest will be distributed on the same or on a more rapid schedule than that provided for in the method in effect on the date of your death.
2. If you die before the Annuity Commencement Date starts, your entire interest must generally be distributed within five years after the date of your death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payments start within one year of your death. If the sole designated Beneficiary is your spouse, the Contract may be continued in force in the name of your spouse.

If the Owner is not an individual, then for purposes of the distribution at death rules, the Primary Annuitant is considered the Owner. In addition, when the Owner is not an individual, a change in the Primary Annuitant is treated as the death of the Owner.

Distributions made to a Beneficiary upon the Owner's death from an IRA must be made pursuant to the rules in Section 401(a)(9) of the Internal Revenue Code.

Transfers, assignments or exchanges
A transfer of ownership of a Contract, the designation of an Annuitant or other Beneficiary who is not also the Owner, or the exchange of a Contract may result in adverse tax consequences that are not discussed in this prospectus. If you are contemplating any these types of changes, you should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Multiple Contracts
All deferred, non-qualified annuity contracts that are issued by Great-West (or our affiliates) to the same Owner during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount. You should consult a tax adviser before purchasing more than one Contract.

Withholding
Annuity distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. Certain distributions from IRAs are subject to mandatory federal income tax withholding.

Section 1035 exchanges
Internal Revenue Code Section 1035 provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. Generally, contracts issued in an exchange for another annuity contract are treated as new contracts for purposes of the penalty and distribution at death rules. Prospective Owners wishing to take advantage of a Section 1035 exchange should consult their tax adviser.

Individual Retirement Annuities
The Contract may be used with IRAs as described in Section 408 of the Internal Revenue Code. Section 408 of the Internal Revenue Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity. Also, certain kinds of distributions from certain types of qualified and non-qualified retirement plans may be "rolled over" to an Individual Retirement Annuity following the rules set out in the Internal Revenue Code. If you purchase this Contract for use with an IRA, you will be provided with supplemental information and you have the right to revoke your purchase within seven days of purchasing the IRA Contract.

If a Contract is purchased to fund an IRA you must be the Annuitant and the Owner. In addition, if a Contract is purchased to fund an IRA, minimum distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2. You should consult your tax adviser concerning these matters.

Various tax penalties may apply to Contributions in excess of specified limits, distributions that do not satisfy specified requirements, and certain other transactions. The Contract will be amended as necessary to conform to the requirements of the Internal Revenue Code if there is a change in the law. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

When you make your initial Contribution, you must specify whether you are purchasing a Non-Qualified Contract or an IRA. If the initial Contribution is made as a result of an exchange or surrender of another annuity contract, we may require that you provide information with regard to the federal income tax status of the previous annuity contract.

We will require that you purchase separate Contracts if you want to invest monies qualifying for different annuity tax treatment under the Internal Revenue Code. For each separate Contract you will need to make the required minimum initial Contribution. Additional Contributions under the Contract must qualify for the same federal income tax treatment as the initial Contribution. We will not accept an additional Contribution under a Contract if the federal income tax treatment of the Contribution would be different from the initial Contribution.

Seek Tax Advice
The above discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the recipient of the distribution. A competent tax adviser should be consulted for further information.

Assignments or Pledges
Generally, rights in the Contract may be assigned or pledged for loans at any time during the life of the Annuitant, however, if the Contract is an IRA, you may not assign the Contract as collateral.

If a non-IRA Contract is assigned, the interest of the assignee has priority over you and the interest of the Beneficiary. Any amount payable to the assignee will be paid in a single sum.

A copy of any assignment must be submitted to our Administrative Offices. Any assignment is subject to any action taken or payment made by Great-West before the assignment was processed. We are not responsible for the validity or sufficiency of any assignment.

If any portion of the Annuity Account Value is assigned or pledged for a loan, it may be treated as a distribution. Please consult a competent tax adviser for further information.

Performance Data
From time to time, we may advertise yields and average annual total returns for the Investment Divisions. In addition, we may advertise the effective yield of the Maxim Money Market Investment Division. We may advertise both standardized and non-standardized performance data for the Investment Divisions. All performance information will be based on historical information and is not intended to indicate future performance.

The yield of the Maxim Money Market Investment Division refers to the annualized income generated by an investment in that Investment Division over a specified 7-day period. It is calculated by assuming that the income generated for that seven-day period is generated each 7-day period over a period of 52 weeks and is shown as a percentage of the investment.

The effective yield is calculated similarly but, when annualized, the income earned by an investment in that Investment Division is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.

The yield calculations do not reflect the effect of any Surrender Charge or any Premium Tax that may be applicable to a particular Contract. To the extent that any Surrender Charge or Premium Taxes are applicable to a particular Contract, the yield of that Investment Division will be reduced. For a description of the methods used to determine yield and total returns, see the Statement of Additional Information.

 Investment Division     Yield    Effective
                                    Yield
  Maxim Money Market     x.xx%      x.xx%

The following table illustrates standardized and non-standardized average annual total return for one, five and ten-year periods (or since inception, as appropriate) ended December 31, 1998. Average annual total return quotations represent the average annual compounded rate of return that would equate an initial investment of $1,000 to the redemption value of that investment (excluding Premium Taxes, if any) as of the last day of each of the periods for which total return quotations are provided.


Both the standardized and non-standardized data reflect the deduction of all fees and charges under the Contract including the applicable Surrender Charge. The standardized data is calculated from the inception date of an Investment Division. The non-standardized data is calculated from the inception of the Eligible Fund and includes periods preceding the inception date of the corresponding Investment Division

Performance information and calculations for any Investment Division are based only on the performance of a hypothetical Contract under which the Annuity Account Value is allocated to an Investment Division during a particular time period. Performance information should be considered in light of the investment objectives and policies and characteristics of the Eligible Funds invests and the market conditions during the given time period. It should not be considered as a representation of future investment performance.

We may from time to time also disclose cumulative (non-annualized) total returns, yield and standardized and nonstandardized total returns for the Investment Divisions.

Average Annual Total Return for the period ended December 31, 1998

   --------------------------------- ---------- -------------- --------- ------- ------------ -------------
                                     Eligible    Investment    One Year  Five     Ten Years    Ten Years
         Investment Division           Fund       Division               Years   or Life of    or Life of
                                     Inception  Inception in                     Investment    Underlying
                                                  Separate                        Division      Eligible
                                                   Account                           in           Fund
                                                                                  Separate
                                                                                   Account
   --------------------------------- ---------- -------------- --------- ------- ------------ -------------
   --------------------------------- ---------- -------------- --------- ------- ------------ -------------
   Maxim Bond                         7/1/82      10/14/82      0.04%    3.66%      6.25%        6.60%
   --------------------------------- ---------- -------------- --------- ------- ------------ -------------
   --------------------------------- ---------- -------------- --------- ------- ------------ -------------
   Maxim Stock Index                  7/1/82       2/24/83      23.04%   15.81%    13.60%        14.12%
   --------------------------------- ---------- -------------- --------- ------- ------------ -------------
   --------------------------------- ---------- -------------- --------- ------- ------------ -------------
   Maxim U.S. Government              4/8/85       4/12/85      1.48%    4.00%      5.22%        7.30%
   Securities
   --------------------------------- ---------- -------------- --------- ------- ------------ -------------
   --------------------------------- ---------- -------------- --------- ------- ------------ -------------
   Maxim Small-Cap Index              12/1/93      9/1/94       11.13%    N/A      14.44%        11.38%
   --------------------------------- ---------- -------------- --------- ------- ------------ -------------
   --------------------------------- ---------- -------------- --------- ------- ------------ -------------
   Maxim MidCap (Growth Fund I)      12/31/93      9/1/94       3.74%     N/A      12.60%        11.32%
   --------------------------------- ---------- -------------- --------- ------- ------------ -------------
   --------------------------------- ---------- -------------- --------- ------- ------------ -------------
   Maxim Corporate Bond               11/1/94      11/1/94      3.53%     N/A      12.62%        12.62%
   --------------------------------- ---------- -------------- --------- ------- ------------ -------------
   --------------------------------- ---------- -------------- --------- ------- ------------ -------------
   Maxim INVESCO Balanced             11/1/96      11/1/96      15.57%    N/A      14.53%        14.53%
   --------------------------------- ---------- -------------- --------- ------- ------------ -------------
   --------------------------------- ---------- -------------- --------- ------- ------------ -------------
   Maxim Small-Cap Value (Ariel       12/1/93      11/1/94      17.45%    N/A      16.08%        12.21%
   Value)
   --------------------------------- ---------- -------------- --------- ------- ------------ -------------
   --------------------------------- ---------- -------------- --------- ------- ------------ -------------
   Maxim INVESCO Small-Cap Growth     11/1/94      11/1/94      9.02%     N/A      20.95%        20.95%
   --------------------------------- ---------- -------------- --------- ------- ------------ -------------
   --------------------------------- ---------- -------------- --------- ------- ------------ -------------
   Maxim T. Rowe Price                11/1/94      11/1/94      18.33%    N/A      21.43%        21.43%
   Equity/Income
   --------------------------------- ---------- -------------- --------- ------- ------------ -------------
   --------------------------------- ---------- -------------- --------- ------- ------------ -------------
   Maxim INVESCO ADR                  11/1/94      11/1/94      2.94%     N/A      11.60%        11.60%
   --------------------------------- ---------- -------------- --------- ------- ------------ -------------
   --------------------------------- ---------- -------------- --------- ------- ------------ -------------
   Maxim Value Index                  12/1/93      1/15/98      23.15%    N/A        N/A         18.41%
   --------------------------------- ---------- -------------- --------- ------- ------------ -------------
   --------------------------------- ---------- -------------- --------- ------- ------------ -------------
   Maxim Growth Index                 12/1/93      1/15/98      18.72%    N/A        N/A         18.53%
   --------------------------------- ---------- -------------- --------- ------- ------------ -------------
   --------------------------------- ---------- -------------- --------- ------- ------------ -------------
   Maxim Blue Chip                    7/1/97       1/15/98       N/A      N/A        N/A         -4.66%
   --------------------------------- ---------- -------------- --------- ------- ------------ -------------
   --------------------------------- ---------- -------------- --------- ------- ------------ -------------
   Maxim MidCap Growth                7/1/97       1/15/98       N/A      N/A        N/A         2.45%
   --------------------------------- ---------- -------------- --------- ------- ------------ -------------
   --------------------------------- ---------- -------------- --------- ------- ------------ -------------
   Maxim Aggressive Profile           9/8/97       1/15/98       N/A      N/A        N/A         -4.28%
   --------------------------------- ---------- -------------- --------- ------- ------------ -------------
   --------------------------------- ---------- -------------- --------- ------- ------------ -------------
   Maxim Moderately Aggressive        9/8/97       1/15/98       N/A      N/A        N/A         -3.96%
   Profile
   --------------------------------- ---------- -------------- --------- ------- ------------ -------------
   --------------------------------- ---------- -------------- --------- ------- ------------ -------------
   Maxim Moderate Profile             9/8/97       1/15/98       N/A      N/A        N/A         -4.93%
   --------------------------------- ---------- -------------- --------- ------- ------------ -------------
   --------------------------------- ---------- -------------- --------- ------- ------------ -------------
   Maxim Moderately Conservative      9/8/97       1/15/98       N/A      N/A        N/A         -5.23%
   Profile
   --------------------------------- ---------- -------------- --------- ------- ------------ -------------
   --------------------------------- ---------- -------------- --------- ------- ------------ -------------
   Maxim Conservative Profile         9/8/97       1/15/98       N/A      N/A        N/A         -4.24%
   --------------------------------- ---------- -------------- --------- ------- ------------ -------------
   --------------------------------- ---------- -------------- --------- ------- ------------ -------------
   American Century VP Capital       11/20/87      12/1/91      -9.55%   3.02%      3.66%        7.36%
   Appreciation
   --------------------------------- ---------- -------------- --------- ------- ------------ -------------

Reports and promotional  literature may also contain other information including
(1) the ranking of any Investment Division derived from rankings of variable annuity separate accounts or their investment products tracked by Lipper Analytical Services, Inc., VARDS, Morningstar, Value Line, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor's Indices, Dow Jones Industrial Average, and other rating services, companies, publications or other people who rank separate accounts or other investment products on overall performance or other criteria, and (2) the effect of tax-deferred compounding on investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis. Other ranking services and indices may be used.


Distribution of the Contracts BenefitsCorp Equities, Inc. (BCE) is the principal underwriter and distributor of the Contracts. BCE is registered with the Securities and Exchange Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Its principal offices are located at 8515 East Orchard Road, Englewood, Colorado 80111, telephone 800-228-8706.

The maximum commission as a percentage of the Purchase Payment(s) made under a Contract payable to BCE representatives is 6.25%. In addition, BCE may reimburse portions of expenses incurred pursuant to BCE's expense reimbursement allowance program.

Voting Rights
To the extent required by applicable law, all Eligible Fund shares held in the Series Account will be voted by Great-West at regular and special shareholder meetings of the respective Eligible Funds in accordance with instructions received from Ownerswho have allocated Contract value to the corresponding Investment Division(s). If, however, the 1940 Act or any regulation should be amended, or if the present interpretation thereof should change, or if we determine that we are allowed to vote all Eligible Funds shares in our own rights, we may elect to do so.

Before the Annuity Commencement Date, you have the voting interest. The number of votes which are available to you will be calculated separately for each of your Variable Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to that Investment Division. You hold a voting interest in each Investment Division to which your Annuity Account Value is allocated. If you select a variable annuity option, the votes attributable to your Contract will decrease as annuity payments are made.

Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective Eligible Funds. Shares for which we do not receive timely instructions and shares held by us as to which Owners have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in the Investment Division. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Contract Owners have no voting rights in Great-West.

Year 2000
We have a number of existing computer programs that use only two digits to identify a year in the date field, which creates a problem with the upcoming change in the century. We have developed detailed plans that we expect to rectify the year 2000 problem. These plans include modifying programs where necessary, replacing certain programs with year 2000 compliant software, and working with vendors and business partners, including banks, custodians and investment managers, who need to become year 2000 compliant. The resources that are being devoted to this effort are substantial. Management estimates that the total cost to implement these plans will not be material, and has budgeted the expense as part of its computer systems operating costs in 1998 and early 1999. We anticipate that our systems will be year 2000 compliant on or about first quarter 1999, but there can be no assurance that we will be successful, or that interaction with other service providers will not impair our services at that time.

Rights Reserved by Great-West
We reserve the right to make certain changes if, in our judgment, they would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contracts. Any changes will be made only as permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however.
Examples of the changes we may make include:

o To operate the Series Account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law.

o To Transfer any assets in any Investment Division to another Investment Division, or to one or more separate accounts, or to add, combine or remove Investment Divisions of the Series Account.
o To substitute, for the Eligible Fund shares in any Investment Division, the shares of another Eligible Fund or any other investment permitted by law.
o To make any changes required by the Internal Revenue Code or by any other applicable law in order to continue treatment of the Contract as an annuity.

o To change the time or time of day at which a valuation date is deemed to have ended.

o To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including to change the way we assess charges, but without increasing as to any then outstanding Contract the aggregate amount of the types of charges which we have guaranteed. o To reject any application for any reason.

Since some of the Eligible Funds are available to registered separate accounts of other insurance companies offering variable annuity and variable life products, there is a possibility that a material conflict may arise between the interests of the Series Account and one or more other separate accounts investing in the Eligible Funds. If a material conflict arises, the affected insurance companies are required to take any necessary steps to resolve the matter, including stopping their separate accounts from investing in the Eligible Funds. See the Eligible Funds' prospectuses for more details.


Adding and Discontinuing Investment Options
We may, upon 30 days written notice to you, direct that you may not make any future Contributions or Transfers to a particular Investment Division or Guaranteed Sub-Account.

When we inform you that we are discontinuing an Investment Division or Guaranteed Sub-Account to which you are allocating money, we will ask that you promptly submit alternative allocation instructions. If we do not receive your changed allocation instructions, we may return all affected Contributions or allocate those Contributions as indicated in the written notice provided to you. Contributions and Transfers you make to a discontinued Investment Division or Guaranteed Sub-Account before the effective date of the notice may be kept in those Investment Divisions or Guaranteed Sub-Accounts.

In addition, we may discontinue all investment options under the Contracts and refuse to accept any new Contributions.

If we determine to make new investment options available under the Contracts, in our sole discretion we may or may not make those new investment options available to you.

Substitution of Investments
When we determine to discontinue an Investment Division, in our sole discretion, we may substitute shares of another mutual fund for the shares of the corresponding Eligible Fund. No substitution may take place without prior approval of the Securities and Exchange Commission, and prior notice to you.

Legal Matters
Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Jorden
Burt Boros Cicchetti Berenson & Johnson LLP. The organization of Great-West, Great-West's authority to issue the Contract, and the validity of the form of the Contract have been passed upon by Ruth B. Lurie, Vice President, Counsel and Associate Secretary of Great-West.

Available Information
We have filed a registration statement ("Registration Statement") with the Securities and Exchange Commission ("SEC")under the 1933 Act relating to the Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto. Reference is made to the Registration Statement and exhibits for further information relating to us and the Contracts. Statements contained in this Prospectus, regarding the content of the Contracts and other legal instruments, are summaries. For a complete statement of the terms thereof, reference is made to the instruments as filed as exhibits to the Registration Statement. The Registration Statement and its exhibits may be inspected and copied at the offices of the SEC located at 450 Fifth Street, N.W., Washington, D.C.


The Statement of Additional Information contains more specific information relating to the Series Account and Great-West, such as:

o discussion about the Series Account's Custodian and Independent Auditors o discussion about the Series Account's Underwriter o discussion about the calculation of performance data o the financial statements for the Series Account and Great-West

                                          APPENDIX A
                               CONDENSED FINANCIAL INFORMATION
                             Selected Data for Accumulation Units
                              Outstanding Throughout Each Period
                              For the Periods Ended December 31,

-------------------------------------------- ------------ ------------- ------------ ------------ -----------
            Investment Division                 1998          1997         1996         1995         1994
                                                                        ------------ ------------ -----------
-------------------------------------------- ------------ -------------
MAXIM BOND a
Value at beginning of period                              $     11.43   $     11.10  $    9.76    $   10.00
Value at end of period                                    $     12.09   $     11.43  $ 11.10      $     9.76
Increase (decrease) in value of                           $       0.66  $            $   1.34     $
accumulation units                                                      0.33                      (0.24)
Number of accumulation units outstanding                     7,412.56      5,196.46  1,675.75
at end of period                                                                                  455.62
-------------------------------------------- ------------ ------------- ------------ ------------ -----------
-------------------------------------------- ------------ ------------- ------------ ------------ -----------
MAXIM STOCK INDEXa
Value at beginning of period                              $      15.70  $            $    9.74    $    10.00
                                                                        13.05
Value at end of period                                    $      20.50  $            $  13.05     $
                                                                        15.70                     9.74
Increase (decrease) in value of                           $       4.80  $            $    3.31    $
accumulation units                                                      2.65                      (0.26)
Number of accumulation units outstanding                  169,289.23    130,996.47   17,200.32     2,306.48
at end of period
-------------------------------------------- ------------ ------------- ------------ ------------ -----------
MAXIM MIDCAP (sub-advised by ARIEL)a
Value at beginning of period                              $      14.12  $            $  10.80     $
                                                                        13.49                     10.00
Value at end of period                                    $      15.75  $            $  13.49     $
                                                                        14.12                     10.80
Increase (decrease) in value of                           $       1.63  $            $    2.69    $
accumulation units                                                      0.63                      0.80
Number of accumulation units outstanding                  49,565.38     83,398.90    24,467.21
at end of period                                                                                  4,508.26
-------------------------------------------- ------------ ------------- ------------ ------------ -----------
MAXIM SMALL-CAP INDEX a
Value at beginning of period                              $     13.87   $     12.18  $    9.77    $
                                                                                                  10.00
Value at end of period                                    $     16.57   $     13.87  $  12.18     $
                                                                                                  9.77
Increase (decrease) in value of                           $       2.70  $            $    2.41    $
accumulation units                                                      1.69                      (0.23)
Number of accumulation units outstanding                  14,918.01     10,975.88    2,705.63
at end of period                                                                                  986.29
                                                                                                  -----------
-------------------------------------------- ------------ ------------- ------------ ------------
MAXIM CORPORATE BOND f
Value at beginning of period                              $     13.12   $     12.03  $
                                                                                     10.00
Value at end of period                                    $     14.60   $     13.12  $
                                                                                     12.03
Increase (decrease) in value of                           $       1.48  $            $
accumulation units                                                      1.09         2.03
Number of accumulation units outstanding                  23,403.30     12,487.29
at end of period                                                                     799.35
-------------------------------------------- ------------ ------------- ------------ ------------
MAXIM INVESCO ADR b
Value at beginning of period                              $     13.46   $     11.25  $
                                                                                     10.00
Value at end of period                                    $     14.90   $     13.46  $
                                                                                     11.25
Increase (decrease) in value of                           $       1.44  $            $
accumulation units                                                      2.21         1.25
Number of accumulation units outstanding                  31,948.04     15,132.95       2,623.01
at end of period
-------------------------------------------- ------------ ------------- ------------ ------------
MAXIM INVESCO SMALL-CAP GROWTH b
Value at beginning of period                              $     16.39   $     13.09  $
                                                                                     10.00
Value at end of period                                    $     19.21   $     16.39  $
                                                                                     13.09
Increase (decrease) in value of                           $       2.82  $            $
accumulation units                                                      3.30         3.09
Number of accumulation units outstanding                  44,396.72     33,993.67       4,511.19
at end of period
-------------------------------------------- ------------ ------------- ------------ ------------
MAXIM MONEY MARKET e
Value at beginning of period                              $     10.55   $     10.17  $
                                                                                     10.00
Value at end of period                                    $     10.97   $     10.55  $
                                                                                     10.17
Increase (decrease) in value of                           $       0.42  $            $
accumulation units                                                      0.38         0.17
Number of accumulation units outstanding                  55,509.88     30,070.95     15,499.45
at end of period
-------------------------------------------- ------------ ------------- ------------ ------------
MAXIM SMALL-CAP VALUE (ARIEL VALUE)d
Value at beginning of period                              $     13.51   $     11.60  $
                                                                                     10.00
Value at end of period                                    $     17.01   $     13.51  $
                                                                                     11.60
Increase (decrease) in value of                           $       3.50  $            $
accumulation units                                                      1.91         1.60
Number of accumulation units outstanding                  3,045.87      1,551.40
at end of period                                                                     697.92
-------------------------------------------- ------------ ------------- ------------ ------------




                               CONDENSED FINANCIAL INFORMATION
                             Selected Data for Accumulation Units
                              Outstanding Throughout Each Period
                              For the Periods Ended December 31,

-------------------------------------------- ------------ ------------- ------------ ------------
            Investment Division                 1998          1997         1996         1995
                                                                        ------------ ------------
-------------------------------------------- ------------ -------------
MAXIM T. ROWE PRICE EQUITY/INCOME b

Value at beginning of period                              $     15.24   $     12.92  $
                                                                                     10.00
Value at end of period                                    $     19.39   $     15.24  $
                                                                                     12.92
Increase (decrease) in value of                           $       4.15  $            $
accumulation units                                                      2.32         2.92
Number of accumulation units outstanding                  106,469.26    67,415.13     19,500.37
at end of period
-------------------------------------------- ------------ ------------- ------------ ------------
-------------------------------------------- ------------ ------------- ------------ ------------
MAXIM U.S. GOVERNMENT SECURITIES c
Value at beginning of period                              $     11.41   $     11.12  $
                                                                                     10.00
Value at end of period                                    $     12.23   $     11.41  $
                                                                                     11.12
Increase (decrease) in value of                           $       0.82  $            $
accumulation units                                                      0.29         1.12
Number of accumulation units outstanding                  12,345.78     15,784.10
at end of period                                                                     14,812.67
-------------------------------------------- ------------ ------------- ------------ ------------
AMERICAN CENTURY VP CAPITAL APPRECIATION c
Value at beginning of period                              $     12.23   $     12.94  $
                                                                                     10.00
Value at end of period                                    $     11.68   $     12.23  $
                                                                                     12.94
Increase (decrease) in value of                           $     (       $     (      $
accumulation units                                        0.55)         0.71)        2.94
Number of accumulation units outstanding                  16,591.59     15,595.65
at end of period                                                                     6,110.86
                                                                                     ------------
-------------------------------------------- ------------ ------------- ------------
MAXIM INVESCO BALANCED g
Value at beginning of period                              $     10.13   $     10.00
Value at end of period                                    $     12.59   $     10.13
Increase (decrease) in value of                           $      2.46   $      0.13
accumulation units
Number of accumulation units outstanding                  32,937.69      1,307.11
at end of period
-------------------------------------------- ------------ ------------- ------------
FIDELITY VIP II  CONTRAFUND  Value at beginning of period Value at end of period
Increase (decrease) in value of accumulation units
Number of accumulation units outstanding
at end of period
-------------------------------------------- ------------

        KEY

Current Accumulation Unit Values can be obtained by calling GWL&A toll-free at 1-800-523-4106 a The Investment Division first received contributions on September 19, 1994, at a unit value of $10.00 b The Investment Division first received contributions on January 6, 1995, at a unit value of $10.00. c The Investment Division first received contributions on January 18, 1995, at a unit value of $10.00. d The Investment Division first received contributions on March 9, 1995, at a unit value of $10.00. e The Investment Division first received contributions on August 4, 1995, at a unit value of $10.00. f The Investment Division first received contributions on August 8, 1995, at a unit value of $10.00. g The Investment Division first received contributions on October 1, 1996, at a unit value of $10.00.

                    APPENDIX B - CALCULATION OF THE NET INVESTMENT FACTOR



    The Net Investment Factor for each Variable Sub-Account for any Valuation Period is determined by dividing (a) by (b), and subtracting (c) from the result where:

(a) is the net result of:

    (i) the net asset value per share of the Eligible Fund shares determined as of the end of the current Valuation Period, plus

    (ii)the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Eligible Fund on shares if the "ex-dividend" date occurs during the current Valuation Period, minus or plus

    (iii) a per unit charge or credit for any taxes incurred by or provided for in the Variable Sub-Account, which is determined by GWL&A to have resulted from the investment operations of the Variable Sub-Account; and

(b) is the net asset value per share of the Eligible Fund shares determined as of the end of the immediately preceding Valuation Period, minus or plus

(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Variable Sub-Account on a daily basis. Such amount is equal to 1.25%.

        The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit Value may increase, decrease or remain unchanged.

    The net asset value per share referred to in paragraphs (a) (i) and (b) above, reflect the investment performance of the Eligible Fund as well as the payment of Eligible Fund expenses.




1Standard & Poor, S&P 500 Composite Index, S&P Mid-Cap Index and S&P Small-Cap 600 Stock Index are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Maxim Series Fund, Inc. and Great-West Life & Annuity Insurance Company. The Portfolios are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of using this index.

2 The Frank Russell Company is not a sponsor of , or in any other way affiliated with the Growth Index and Value Index Portfolios or the Maxim Series Fund, Inc.

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                              MAXIM SERIES ACCOUNT

                    Individual Flexible Premium Variable Annuity Contracts


                                    issued by


                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                            Englewood, Colorado 80111
                  Telephone: (800) 468-8661 (Outside Colorado)
                                      (800) 547-4957 (Colorado)





                       STATEMENT OF ADDITIONAL INFORMATION






        This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus, dated Month X, 1999, which is available without charge by contacting Great-West Life & Annuity Insurance Company ("GWL&A") at the above address or at the above telephone number.





                                  Month X, 1999

                                TABLE OF CONTENTS


                                              Page

CUSTODIAN AND INDEPENDENT AUDITORS............B-3
UNDERWRITER...................................B-3
CALCULATION OF PERFORMANCE DATA...............B-4
FINANCIAL STATEMENTS..........................B-5

                       CUSTODIAN AND INDEPENDENT AUDITORS


        A.     Custodian


               The assets of Maxim Series Account (the "Series Account") are held by GWL&A. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of GWL&A. GWL&A maintains records of all purchases and redemptions of shares of the Fund. Additional protection for the assets of the Series Account is afforded by blanket fidelity bonds issued to The Great-West Life Assurance Company ("Great-West") in the amount of $50 million (Canadian), per occurrence, which covers all officers and employees of GWL&A.


        B.     Independent Auditors

               The accounting firm of Deloitte & Touche LLP performs certain accounting and auditing services for GWL&A and the Series Account. The principal business address of Deloitte & Touche LLP is 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202-3942.


               The statements of assets and liabilities of Maxim Series Account as of December 31, 1998, the related statements of operations for the year then ended, the statements of changes in net asset for each of the two years in the period then ended and the consolidated balance sheets for Great-West Life & Annuity Insurance Company at December 31, 1998 and 1997 and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1998, included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


                                   UNDERWRITER


        The offering of the Contracts is made on a continuous basis by BenefitsCorp Equities, Inc. ("BCE"), a wholly owned subsidiary of GWL&A. Prior to 1996, the Contracts were offered through Great-West an affiliate of GWL&A. The payments made between 1996 and 1998 will be filed by amendment.

                         CALCULATION OF PERFORMANCE DATA

A. Yield and Effective Yield Quotations for the Money Market Investment Division


        The yield quotation for the Money Market Investment Division set forth in the Prospectus is for the seven-day period ended December 31, 1998 and is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Investment Division at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Participant accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent.

        The effective yield quotation for the Money Market Investment Division set forth in the Prospectus is for the seven-day period ended December 31, 1998 and is carried to the nearest hundredth of one percent, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Investment Division at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Participant accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:


                     EFFECTIVE YIELD = [(BASE PERIOD RETURN +1) 365/7]-1.

        For purposes of the yield and effective yield computations, the hypothetical charge reflects all deductions that are charged to all Participant accounts in proportion to the length of the base period, and for any fees that vary with the size of the account, the account size is assumed to be the Money Market Investment Division's mean account size. The specific percentage applicable to a particular withdrawal would depend on a number of factors including the length of time the Contract Owner has participated under the Contracts. (See "Administrative Charges, Risk Charges and Premium Taxes" in the prospectus.) No deductions or sales loads are assessed upon annuitization under the Contracts. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Money Market Investment Division and the Fund are excluded from the calculation of yield.

B. Total  Return  Quotations  for All  Investment  Divisions  (Other  than Money
Market)


        The total return quotations set forth in the Prospectus are average annual total return quotations for the one, five and ten year periods (or since inception) ended December 31, 1998. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                  P(1+T)n = ERV

        Where: P =           a hypothetical initial payment of $1,000

                      T =           average annual total return

                      n =           number of years

                      ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period

For purposes of the total return quotations, the calculations take into effect all fees that are charged to the Contract Value, and for any fees that vary with the size of the account, the account size is assumed to be the respective Investment Divisions' mean account size. The calculations also assume a complete redemption as of the end of the particular period.


                              FINANCIAL STATEMENTS


        The financial statements of GWL&A as contained herein should be considered only as bearing upon GWL&A's ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Contract Owners under the Contracts are affected solely by the investment results of the Series Account.

                              MAXIM SERIES ACCOUNT
                                       OF
                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

------------------------------------------------------------------------------


                       FINANCIAL STATEMENTS FOR THE YEARS

                        ENDED DECEMBER 31, 1998 AND 1997

                        AND INDEPENDENT AUDITORS' REPORT

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY



--------------------------------------------------------------------------------


                    CONSOLIDATED FINANCIAL STATEMENTS FOR THE

                  YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

                       AND INDEPENDENT AUDITORS' STATEMENT

                                      C-13
                                     PART C
                                OTHER INFORMATION


Item 24.   Financial Statements and Exhibits

           (a)    Financial Statements


                  The statements of assets and liabilities of Maxim series Account as of December 31, 1998, the related statements of operations for the year then ended, the statements of changes in net asset for each of the two years in the period then ended and the consolidated balance sheets for Great-West Life & Annuity Insurance Company at December 31, 1998 and 1997 and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1998, are included in Part B.


           (b)    Exhibits

                  Items (1), (2), and (8) are incorporated by reference to Registrant's Form S-6 Registration Statement filed February 21, 1984 and Pre-Effective Amendment No. 1 thereto filed June 29, 1984.

                  (3) The Underwriting Agreement is incorporated by reference to Registrant's Post Effective Amendment No. 3 filed April 24, 1997.

                  (4) Form of variable annuity contracts no longer being offered by are incorporated by reference to Registrant's Pre-Effective Amendment No. 2 to its Form S-6 Registration Statement filed March 10, 1982. Copy of variable annuity contract currently being offered by Registrant is incorporated by reference to Registrant's Post-Effective Amendment No. 9.

                  (5) Form of application used with variable annuity contracts no longer being offered by Registrant are incorporated by reference to Registrant's Pre-Effective Amendment No. 2 to its Form S-6 Registration Statement filed March 10, 1982. Copy of application used with variable annuity contract currently is incorporated by reference to Registrant's Post-Effective Amendment No. 9.

                  (6) Copy of Articles of Redomestication and Bylaws of Depositor is incorporated by reference to Registrant's Post-Effective Amendment No. 9.

                  (7)    Not Applicable

                  (9) Copy of opinion of counsel for contracts no longer being offered by Registrant are incorporated by reference to Registrant's Post-Effective Amendment No. 14 to its Registration Statement filed April 30, 1987. Copy of opinion of counsel for contracts currently being offered by Registrant is incorporated by reference to Registrant's Post-Effective Amendment No. 9.


                  (10) (a) Written Consent of Jorden Burt Berenson & Johnson, LLP to be filed by amendment.

                         (b) Written Consent of Deloitte & Touche LLP to be filed by amendment.

                         (c)  Written  Consent  of Ruth B.  Lurie to be filed by
amendment.


                  (11)   Not Applicable

                  (12)   Not Applicable

                  (13) Item (13) is incorporated by reference to registrant's Post-Effective Amendment No. 3 to Form N-4 registration statement filed on April 25, 1997.

                  (14)   Not Applicable


Item 25.   Directors and Officers of the Depositor

                                                             Position and Offices
Name                     Principal Business Address                    with Depositor

James Balog                     2205 North Southwinds Boulevard                    Director
                         Vero Beach, Florida  39263

James W. Burns, O.C.            (4)                                 Director

Orest T. Dackow                 (3)                                 Director

Andre Desmarais                 (4)                                 Director

Paul Desmarais, Jr.                    (4)                                 Director

Robert G. Graham         574 Spoonbill Drive                        Director
                         Sarasota, FL 34236

Robert Gratton                  (5)                                 Chairman

N. Berne Hart            2552 East Alameda Avenue                   Director
                         Denver, Colorado  80209

Kevin P. Kavanagh               (1)                                 Director

William Mackness         61 Waterloo Street                         Director
                         Winnipeg, Manitoba  R3N 0S3

William T. McCallum             (3)                                 Director, President and
                                                                    Chief Executive Officer

Jerry E.A. Nickerson            H.B. Nickerson & Sons Limited                      Director
                         P.O. Box 130
                         275 Commercial Street
                         North Sydney, Nova Scotia  B2A 3M2

P. Michael Pitfield, P.C., Q.C.        (4)                                 Director

Michel Plessis-Belair, F.C.A.          (4)                                 Director

Brian E. Walsh           Veritas Capital Management LLC                    Director
                         115 Putnam Ave.
                         Greenwich, Connecticut

John A. Brown                   (3)                                 Senior Vice-President,
                                                                    Financial Services, Sales





                                                             Position and Offices
Name                     Principal Business Address                    with Depositor

Donna A. Goldin                 (2)                                 Executive Vice-President,
                                                                    and    Chief     Operating
Officer,
                                                                    One Corporation


Mitchell T.G. Graye                    (3)                                 Executive
Vice-President,

                                                                    Chief Financial Officer

John T. Hughes                  (3)                                 Senior Vice-President,
                                                                    Chief Investment Officer

D. Craig Lennox                 (3)                                 Senior Vice-President,
                                                                    General Counsel and
                                                                    Secretary

Steven H. Miller                (2)                                 Senior Vice-President,
                                                                    Employee Benefits, Sales

James D. Motz                   (2)                                 Executive Vice-President,
                                                                    Employee Benefits

Charles P. Nelson               (3)                                 Senior Vice President,
                                                                    Financial Services
                                                                    Public Non-Profit Markets

Martin Rosenbaum                (2)                                 Senior Vice-President,
                                                                    Employee         Benefits,
Operations


Gregg E. Seller                 (3)                                 Senior Vice President,
                                                                    Major Accounts



Douglas L. Wooden               (3)                                 Executive Vice-President,
                                                                    Financial Services
 --------------------------------------

(1)        100 Osborne Street North, Winnipeg, Manitoba, Canada  R3C 3A5.

(2)        8505 East Orchard Road, Englewood, Colorado  80111.

(3)        8515 East Orchard Road, Englewood, Colorado  80111.

(4)        Power  Corporation of Canada,  751 Victoria Square,  Montreal,  Quebec,  Canada H2Y
           2J3.

(5)        Power Financial  Corporation,  751 Victoria Square,  Montreal,  Quebec,  Canada H2Y
2J3.




Item 26.   Persons controlled by or under common control with the Depositor or Registrant


                              ORGANIZATIONAL CHART


Power Corporation of Canada
   100% - 2795957 Canada Inc.
   100% - 171263 Canada Inc.
   67.7% - Power Financial Corporation
   81.2% - Great-West Lifeco Inc.
           99.5%  - The Great-West Life Assurance Company 100% - GWL&A Financial
                  (Nova Scotia) Inc.
                         100% - GWL&A Financial Inc.
               100% - Great-West Life & Annuity Insurance Company
                                       100%  -  First  Great-West  Life  &  Annuity  Insurance
Company
                                       100%    - GW Capital Management, LLC 100%
                                               - Orchard Capital Management, LLC
                                               100%  -  Greenwood   Investments,
                                               Inc.
                                       100% - Financial Administrative Services Corporation
                                       100% - One  Corporation
                                               100% - One Health Plan of Arizona, Inc.
                                               100% - One Health Plan of Illinois, Inc.
                                               100% - One Health Plan of Texas, Inc.
                                               100% - One Health Plan of California, Inc.
                                               100% - One Health Plan of Colorado, Inc.
                                               100% - One Health Plan of Georgia, Inc.
                                               100% - One Health Plan of North Carolina, Inc.
                                               100% - One Health Plan of South Carolina, Inc.
                                               100% - One Health Plan of Washington, Inc.
                                               100% - One Health Plan of Ohio, Inc.
                                               100% - One Health Plan of Tennessee, Inc.
                                               100% - One Health Plan of Oregon, Inc.
                                               100% - One Health Plan of Florida, Inc.
                                               100% - One Health Plan of Indiana, Inc.
                                               100% - One Health Plan of Massachusetts, Inc.
                                               100% - One Health Plan of Maine, Inc.
                                               100% - One Health Plan of New Jersey, Inc.
                                               100% - One Health Plan of New Hampshire, Inc.
                                               100% - One Health Plan of Pennsylvania, Inc.
                                               100% - One Health Plan, Inc. (Vermont)
                                               100% - One Orchard Equities, Inc.
                                       100% - Great-West Benefit Services, Inc.
                                               13% - Private Healthcare Systems, Inc.
                                       100%    -     Benefits      Communication
                                               Corporation  100% -  BenefitsCorp
                                 Equities, Inc.
                      95% - Maxim Series Fund, Inc.* 100% -
                    Greenwood Property Corporation 100% - GWL
                                       Properties Inc.
                                               100% - Great-West Realty Investments Inc.
                                               50% - Westkin Properties, Ltd.
                       100% - Confed Admin Services, Inc.
                           92% - Orchard Series Fund**

   * New England Life Insurance Company - 5%
        ** New England Life Insurance Company - 8%



Item 27.   Number of Contract Owners


           As of February 26, 1999, there were XX Contract Owners.


Item 28.   Indemnification

           Provisions exist under the Colorado General Corporation Code and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

                        Colorado Business Corporation Act

   Article 109 - INDEMNIFICATION

   Section 7-109-101.  Definitions.

           As used in this Article:

           (1) "Corporation" includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

           (2) "Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, officer, partner, trustee, employee, fiduciary or agent of another domestic or foreign corporation or other person or employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if his or her duties to the corporation also impose duties on or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan.

           (3)    "Expenses" includes counsel fees.

           (4) "Liability" means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

           (5) "Official capacity" means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in Section 7-109-107, means the office in the corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

           (6) "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

           (7) "Proceeding" means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

   Section 7-109-102.  Authority to indemnify directors.

           (1) Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in any proceeding if:

                  (a)    The person conducted himself or herself in good faith;

                  (b)    The person reasonably believed:

                         (I) In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation's best interests; or

                         (II) In all other cases, that his or her conduct was at least not opposed to the corporation's best interests; and

                  (c) In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

           (2) A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection (1) of this section.

           (3) The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

           (4) A corporation may not indemnify a director under this section:

                  (a) In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

                  (b) In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in his official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

           (5) Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Section 7-109-103.  Mandatory Indemnification of Directors.

                  Unless limited by the articles of incorporation, a corporation shall be required to indemnify a person who is or was a director of the corporation and who was wholly successful, on the merits or otherwise, in defense of any proceeding to which he was a party, against reasonable expenses incurred by him in connection with the proceeding.

   Section 7-109-104.  Advance of Expenses to Directors.

           (1) A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

                  (a)  The  director   furnishes   the   corporation  a  written
                  affirmation of his good-faith belief that he has met the standard of conduct described in Section 7-109-102;

                  (b) The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

                  (c) A determination is made that the facts then know to those making the determination would not preclude indemnification under this article.

           (2) The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

           (3) Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.

   Section 7-109-105.  Court-Ordered Indemnification of Directors.

           (1) Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

                  (a) If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

                  (b)  If  it  determines   that  the  director  is  fairly  and
                  reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

Section  7-109-106.   Determination  and  Authorization  of  Indemnification  of
Directors.

           (1)  A  corporation  may  not  indemnify  a  director  under  Section
           7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102. A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

           (2) The determinations required to be made subsection (1) of this section shall be made:

                  (a) By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum.

                  (b) If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

           (3) If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

                  (a) By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

                  (b)    By the shareholders.

           (4) Authorization of indemnification and evaluation as to reasonableness of expenses shall be made in the same manner as the determination that indemnification is permissible; except that, if the determination that indemnification is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.

           (1) Unless otherwise provided in the articles of incorporation:

                  (a) An officer is entitled to mandatory  indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

                  (b) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

                  (c) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

   Section 7-109-108.  Insurance.

                  A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation and who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of any other domestic or foreign corporation or other person or of an employee benefit plan against any liability asserted against or incurred by the person in that capacity or arising out of his or her status as a director, officer, employee, fiduciary, or agent whether or not the corporation would have the power to indemnify the person against such liability under the Section 7-109-102, 7-109-103 or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the laws of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

   Section 7-109-109.  Limitation of Indemnification of Directors.

           (1) A provision concerning a corporation's indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

           (2) Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

   Section 7-109-110.  Notice to Shareholders of Indemnification of Director.

                  If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.


                                           Bylaws of GWL&A

           Article II, Section 11.  Indemnification of Directors.

                  The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of the Company or any member or officer of any committee, and his heirs, executors and administrators, from and against all claims, liabilities, costs, charges and expenses whatsoever that any such director, officer, employee or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him for or in respect of any act, deed, matter or thing whatsoever made, done, or permitted by him in or about the execution of his duties of his office or employment with the Company, in or about the execution of his duties as a director or officer of another company which he so serves at the request and on behalf of the Company, or in or about the execution of his duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges and expenses that he sustains or incurs, in or about or in relation to any such duties or the affairs of the Company, the affairs of such Committee, except such claims, liabilities, costs, charges or expenses as are occasioned by his own willful neglect or default. The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of any subsidiary corporation of the Company on the same basis, and within the same constraints as, described in the preceding sentence.

           Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriter

   (a) BenefitsCorp Equities, Inc. ("BCE") currently distributes securities of Great-West Variable Annuity Account A, FutureFunds Series Account, and Pinnacle Series Account in addition to those of the Registrant.

   (b)     Directors and Officers of BCE

                                                                    Position and Offices
Name                     Principal Business Address                          with
Underwriter

Charles P. Nelson               (1)                                 Director and President

Robert K. Shaw                  (1)                                 Director


Dennis Low                      (1)                                 Director


John Brown                      (1)                                 Director

Gregg E. Seller          18101 Von Karman Ave.                      Vice President
                         Suite 1460                                 Major Accounts
                         Irvine, CA 92715

Jack Baker                      (1)                                 Vice President, Licensing
                                                                    and Contracts

Glen R. Derback                 (1)                                 Treasurer

Beverly A. Byrne                (1)                                 Secretary


Teresa Buckley                  (1)                                 ComplianceOfficer

------------

(1)  8515 E. Orchard Road, Englewood, Colorado 80111

   (c) Commissions and other compensation received by Principal Underwriter during Registrant's last fiscal year:

                      Net
Name of           Underwriting         Compensation
Principal         Discounts and             on                Brokerage
Underwriter               Commissions           Redemption           Commissions
Compensation

BCE                -0-                   -0-                         -0-             -0-


Item 30.   Location of Accounts and Records

           All accounts,  books, or other documents required to be maintained by
           Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through GWL&A, 8515 E. Orchard Road, Englewood, Colorado 80111.

Item 31.   Management Services

           Not Applicable.

Item 32.          Undertakings

           (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

           (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

           (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

           (d) GWL&A represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GWL&A.

                                       S-1
                                   SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 5 to its Registration Statement on Form N-4 to be signed on its behalf, in the City of Englewood, State of Colorado, on this 26 day of ___February___, 1999.

                              MAXIM SERIES ACCOUNT
                                            (Registrant)


          By:           /s/ William T. McCallum
                 William T. McCallum, President
                 and Chief Executive Officer of
                 Great-West Life & Annuity
                 Insurance Company


                            GREAT-WEST LIFE & ANNUITY
                                INSURANCE COMPANY
                                   (Depositor)


                        By:           /s/ William T. McCallum
                               William T. McCallum, President
                               and Chief Executive Officer


        As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with Great-West Life & Annuity Insurance Company and on the dates indicated:


Signature and Title                                                     Date



/s/ Robert Gratton*                                                   February 26, 1999
February 26, 1999
Director and Chairman of the Board
(Robert Gratton)



         /s/ William T. McCallum                                                February 26,
1999
Director, President and Chief Executive
Officer (William T. McCallum)



/s/ Mitchell T.G. Graye                                                              February 26, 1999
February 26, 1999
Executive Vice President and
Chief Financial Officer
(Mitchell T.G. Graye)



/s/ James Balog*                                                                       February 26, 1999
February 26, 1999
Director, (James Balog)




Signature and Title                                                     Date


/s/ James W. Burns*                                                                   February 26, 1999
February 26, 1999
Director, (James W. Burns)


   /s/ Orest T. Dackow*                                                               February 26, 1999
February 26, 1999
Director (Orest T. Dackow)


    /s/Andre Desmarais*                                                                February 26, 1999
February 26, 1999
Director Andre Desmarais


  /s/ Paul Desmarais, Jr.*                                                             February 26, 1999
February 26, 1999
Director (Paul Desmarais, Jr.)


     /s/ Robert G. Graham*                                                            February 26, 1999
February 26, 1999
Director (Robert G. Graham)


      /s/ N. Berne Hart*                                                              February 26, 1999
February 26, 1999
Director (N. Berne Hart)


     /s/ Kevin P. Kavanagh*                                                            February 26, 1999
February 26, 1999
Director (Kevin P. Kavanagh)


    /s/ William Mackness*                                                              February 26, 1999
February 26, 1999
Director (William Mackness)


    /s/ Jerry E.A. Nicherson*                                                          February 26, 1999
February 26, 1999
Director (Jerry E.A. Nickerson)


     /s/ P.Michael Pitfield*                                                           February 26, 1999
February 26, 1999
Director (P. Michael Pitfield)


    /s/ Michel Plessis-Belair*                                                         February 26, 1999
February 26, 1999
Director (Michel Plessis-Belair)


    /s/ Brian E. Walsh*                                                                February 26, 1999
February 26, 1999
Director (Brian E. Walsh)


*By:         /s/ D.C. Lennox                                                           February 26, 1999
February 26, 1999
        D. C. Lennox
        Attorney-in-fact  pursuant  to Powers of Attorney  filed  under  initial registration  statement on Form N-4;  Post-Effective  Amendment No. 14 under the
Investment  Company Act of 1940, as amended filed on January 23, 1998,  and Post
Effective  Amendment No. 15 under the Investment Company Act of 1940, as amended filed on April 6, 1998.